First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Belgium — 3.0%
304,429	Ageas S.A./N.V. (EUR)	$24,348,754
	Bermuda — 4.2%
4,093,086	Aegon Ltd. (EUR)	34,785,619
	Denmark — 2.3%
215,823	AL Sydbank (DKK)	19,003,470
	France — 23.9%
510,776	AXA S.A. (EUR)	25,591,325
220,007	BNP Paribas S.A. (EUR)	25,675,863
434,117	Covivio S.A. (EUR)	26,586,690
1,272,911	Credit Agricole S.A. (EUR)	25,590,572
838,706	Orange S.A. (EUR)	15,816,776
587,617	Rubis S.C.A. (EUR)	20,612,251
682,929	SCOR SE (EUR)	24,767,101
600,448	Teleperformance SE (EUR)	31,545,474
		196,186,052
	Germany — 7.1%
43,779	Allianz SE (EUR)	20,713,990
368,235	Mercedes-Benz Group AG (EUR)	18,479,069
233,314	Volkswagen AG (Preference Shares) (EUR)	18,687,513
		57,880,572
	Italy — 3.5%
884,627	Poste Italiane S.p.A. (EUR)	28,928,273
	Jersey — 4.2%
13,232,061	B&M European Value Retail PLC (GBP)	34,208,289
	Netherlands — 18.0%
783,548	ABN AMRO Bank N.V. (EUR) (c)	33,286,466
377,586	ASR Nederland N.V. (EUR)	28,491,521
762,702	ING Groep N.V. (EUR)	24,113,305
332,061	NN Group N.V. (EUR)	29,085,690
1,706,716	Signify N.V. (EUR) (c) (d)	32,546,949
		147,523,931
	Norway — 3.9%
1,046,953	Aker BP ASA (NOK)	32,069,116
	Poland — 2.6%
646,382	ORLEN S.A. (PLN)	21,753,406
	Switzerland — 2.4%
26,462	Zurich Insurance Group AG (CHF)	19,604,150
	United Kingdom — 24.5%
1,345,969	HSBC Holdings PLC (GBP)	25,545,006
4,042,387	Investec PLC (GBP)	32,199,040
13,188,353	Legal & General Group PLC (GBP)	50,032,086
3,684,639	NatWest Group PLC (GBP)	32,599,639
Shares	Description	Value

	United Kingdom (Continued)
239,464	Rio Tinto PLC (GBP)	$22,622,168
35,432,882	Taylor Wimpey PLC (GBP)	37,919,656
		200,917,595
	Total Common Stocks	817,209,227
	(Cost $705,235,831)
MONEY MARKET FUNDS — 0.0%
176,063	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (e)	176,063
	(Cost $176,063)

	Total Investments — 99.6%	817,385,290
	(Cost $705,411,894)
	Net Other Assets and Liabilities — 0.4%	3,445,176
	Net Assets — 100.0%	$820,830,466

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign
exchange where it trades freely without any additional
registration.

(e)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
USD	– United States Dollar

First Trust STOXX® European Select Dividend Index Fund (FDD)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Sector Allocation	% of Total Investments
Financials	61.7%
Consumer Discretionary	13.4
Industrials	7.8
Energy	6.6
Real Estate	3.3
Materials	2.8
Utilities	2.5
Communication Services	1.9
Money Market Funds	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
EUR	59.9%
GBP	28.8
NOK	3.9
PLN	2.7
CHF	2.4
DKK	2.3
USD	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$817,209,227	$817,209,227	$—	$—
Money Market Funds	176,063	176,063	—	—
Total Investments	$817,385,290	$817,385,290	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.8%
	Belgium — 1.3%
7,473	Warehouses De Pauw C.V.A. (EUR)	$188,362
	Canada — 2.0%
12,669	Dream Industrial Real Estate Investment Trust (CAD)	124,970
2,359	Granite Real Estate Investment Trust (CAD)	159,346
		284,316
	Japan — 6.9%
221	Daiwa House REIT Investment Corp. (JPY)	163,784
282	GLP J-REIT (JPY)	238,302
159	Industrial & Infrastructure Fund Investment Corp. (JPY)	138,763
113	LaSalle Logiport REIT (JPY)	101,467
249	Mitsui Fudosan Logistics Park, Inc. (JPY)	165,086
324	Nippon Prologis REIT, Inc. (JPY)	172,965
		980,367
	Singapore — 7.0%
215,564	Frasers Logistics & Commercial Trust (SGD) (c)	160,788
214,700	Keppel DC REIT (SGD)	371,732
127,800	Mapletree Industrial Trust (SGD)	189,662
289,077	Mapletree Logistics Trust (SGD)	272,598
		994,780
	Sweden — 1.1%
9,836	Sagax AB, Class B (SEK)	156,421
	United Kingdom — 8.5%
106,066	LondonMetric Property PLC (GBP)	264,922
62,250	Segro PLC (GBP)	722,668
101,522	Tritax Big Box REIT PLC (GBP)	217,348
		1,204,938
	United States — 72.0%
5,223	American Tower Corp.	854,326
49,007	Americold Realty Trust, Inc.	770,390
10,856	Crown Castle, Inc.	822,125
4,995	Digital Realty Trust, Inc.	897,002
3,054	EastGroup Properties, Inc.	618,527
911	Equinix, Inc.	949,617
9,733	First Industrial Realty Trust, Inc.	596,730
15,275	Lineage, Inc.	660,644
11,128	LXP Industrial Trust	599,577
6,809	Prologis, Inc.	922,415
17,169	Rexford Industrial Realty, Inc.	575,161
4,302	SBA Communications Corp.	759,131
Shares	Description	Value

	United States (Continued)
15,530	STAG Industrial, Inc.	$591,072
9,015	Terreno Realty Corp.	583,902
		10,200,619
	Total Common Stocks	14,009,803
	(Cost $13,588,705)
MONEY MARKET FUNDS — 0.1%
8,403	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (d)	8,403
	(Cost $8,403)

	Total Investments — 98.9%	14,018,206
	(Cost $13,597,108)
	Net Other Assets and Liabilities — 1.1%	154,061
	Net Assets — 100.0%	$14,172,267

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Real Estate	99.9%
Money Market Funds	0.1
Total	100.0%

First Trust Alerian Disruptive Technology Real Estate ETF (DTRE)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	72.8%
GBP	8.6
SGD	7.1
JPY	7.0
CAD	2.0
EUR	1.4
SEK	1.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,009,803	$14,009,803	$—	$—
Money Market Funds	8,403	8,403	—	—
Total Investments	$14,018,206	$14,018,206	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Australia — 3.1%
2,762,393	Bank of Queensland Ltd. (AUD)	$12,068,113
1,011,187	Fortescue Ltd. (AUD)	13,406,790
2,646,841	Harvey Norman Holdings Ltd. (AUD)	8,832,821
1,047,995	Super Retail Group Ltd. (AUD)	9,563,110
		43,870,834
	Austria — 1.4%
307,116	OMV AG (EUR)	19,352,659
	Belgium — 1.1%
192,487	Ageas S.A./N.V. (EUR)	15,395,441
	Bermuda — 0.7%
1,206,458	CK Infrastructure Holdings Ltd. (HKD)	9,183,593
	Canada — 8.8%
138,563	Bank of Nova Scotia (The) (CAD)	12,043,477
464,328	BCE, Inc. (CAD)	10,001,918
266,447	Cogeco Communications, Inc. (CAD)	11,903,460
225,233	Great-West Lifeco, Inc. (CAD)	14,351,705
540,989	Labrador Iron Ore Royalty Corp. (CAD)	10,642,407
392,369	Laurentian Bank of Canada (CAD)	11,110,551
1,057,669	Parex Resources, Inc. (CAD)	15,951,729
634,885	Peyto Exploration & Development Corp. (CAD)	10,591,489
158,752	TC Energy Corp. (CAD)	10,512,948
1,602,897	TELUS Corp. (CAD)	16,952,903
		124,062,587
	Cayman Islands — 0.8%
14,812,045	Budweiser Brewing Co. APAC Ltd. (HKD) (c) (d)	11,520,490
	France — 6.4%
222,584	Arkema S.A. (EUR)	14,025,946
129,693	BNP Paribas S.A. (EUR)	15,135,790
885,279	Carrefour S.A. (EUR)	16,437,139
735,479	Credit Agricole S.A. (EUR)	14,786,052
306,513	Teleperformance SE (EUR)	16,103,139
165,258	TotalEnergies SE (EUR)	12,845,637
		89,333,703
	Germany — 4.5%
212,075	BASF SE (EUR)	11,335,545
121,522	Bayerische Motoren Werke AG (Preference Shares) (EUR)	7,976,964
460,056	Freenet AG (EUR)	11,848,334
222,304	Mercedes-Benz Group AG (EUR)	11,155,841
Shares	Description	Value

	Germany (Continued)
322,659	Porsche Automobil Holding SE (Preference Shares) (EUR)	$9,939,313
139,723	Volkswagen AG (Preference Shares) (EUR)	11,191,250
		63,447,247
	Hong Kong — 4.0%
2,436,562	BOC Hong Kong Holdings Ltd. (HKD)	13,166,323
3,077,775	Henderson Land Development Co., Ltd. (HKD)	9,732,281
21,448,173	PCCW Ltd. (HKD)	14,576,176
7,582,788	Sino Land Co., Ltd. (HKD)	9,939,125
3,371,891	Swire Properties Ltd. (HKD)	8,830,800
		56,244,705
	Italy — 4.5%
3,773,736	A2A S.p.A. (EUR)	9,744,794
1,385,851	Banco BPM S.p.A. (EUR)	23,926,198
602,184	Eni S.p.A. (EUR)	14,187,653
474,996	Poste Italiane S.p.A. (EUR)	15,532,890
		63,391,535
	Japan — 0.7%
281,370	Japan Tobacco, Inc. (JPY)	10,403,742
	Jersey — 1.3%
6,993,772	B&M European Value Retail PLC (GBP)	18,080,704
	Luxembourg — 0.8%
243,771	APERAM S.A. (EUR)	11,854,312
	Marshall Islands — 1.0%
382,168	Global Ship Lease, Inc., Class A	14,369,517
	Netherlands — 4.1%
196,449	ASR Nederland N.V. (EUR)	14,823,460
194,698	LyondellBasell Industries N.V., Class A	10,250,850
174,363	NN Group N.V. (EUR)	15,272,700
879,008	Signify N.V. (EUR) (c) (d)	16,762,618
		57,109,628
	Norway — 4.1%
147,208	Aker ASA, Class A (NOK)	17,072,767
469,955	DNB Bank ASA (NOK)	13,991,588
433,515	Equinor ASA (NOK)	13,730,055
641,781	SpareBank 1 Sor-Norge ASA (NOK)	12,539,319
		57,333,729
	South Korea — 4.5%
1,011,587	Cheil Worldwide, Inc. (KRW)	11,883,356
82,282	DB Insurance Co., Ltd. (KRW)	7,111,315
235,838	GS Holdings Corp. (KRW)	10,092,338

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
569,282	Hyundai Elevator Co., Ltd. (KRW)	$26,125,315
92,297	Kia Corp. (KRW)	8,221,123
		63,433,447
	Spain — 11.0%
661,877	Bankinter S.A. (EUR)	11,071,617
869,808	CaixaBank S.A. (EUR)	12,308,698
979,604	Enagas S.A. (EUR)	18,983,185
428,037	Logista Integral S.A. (EUR)	16,501,335
2,554,245	Mapfre S.A. (EUR)	12,636,975
593,797	Naturgy Energy Group S.A. (EUR)	18,630,788
717,494	Redeia Corp. S.A. (EUR)	12,206,908
563,432	Repsol S.A. (EUR)	14,169,491
4,947,595	Telefonica S.A. (EUR)	19,876,307
5,265,434	Unicaja Banco S.A. (EUR) (c) (d)	18,758,710
		155,144,014
	Sweden — 2.7%
886,631	Svenska Handelsbanken AB, Class A (SEK)	13,039,296
392,084	Swedbank AB, Class A (SEK)	14,637,921
2,255,566	Telia Co., AB (SEK)	10,981,996
		38,659,213
	Switzerland — 1.8%
69,142	Swiss Re AG (CHF)	10,995,974
18,717	Zurich Insurance Group AG (CHF)	13,866,332
		24,862,306
	United Kingdom — 10.1%
5,961,281	Aberdeen Group PLC (GBP)	18,835,336
219,410	British American Tobacco PLC (GBP)	13,611,808
5,320,210	Domino’s Pizza Group PLC (GBP)	12,780,247
1,737,908	Investec PLC (GBP)	13,843,051
5,567,906	Legal & General Group PLC (GBP)	21,122,725
1,831,852	OSB Group PLC (GBP)	12,611,007
107,735	Rio Tinto PLC (GBP)	10,177,727
1,804,438	Standard Life PLC (GBP)	19,937,880
3,075,046	Zigup PLC (GBP)	18,518,230
		141,438,011
	United States — 22.0%
228,022	Altria Group, Inc.	16,406,183
216,469	Best Buy Co., Inc.	16,425,668
265,314	Cal-Maine Foods, Inc.	21,373,696
353,516	First Interstate BancSystem, Inc., Class A	13,631,577
Shares	Description	Value

	United States (Continued)
827,555	Ford Motor Co.	$11,503,014
444,267	Franklin Resources, Inc.	14,780,763
310,745	General Mills, Inc.	10,813,926
443,563	H&R Block, Inc.	16,890,879
833,081	HP, Inc.	18,277,797
557,715	Northern Oil & Gas, Inc.	10,122,527
1,207,007	Northwest Bancshares, Inc.	18,298,226
333,308	OneMain Holdings, Inc.	20,321,789
135,653	Prudential Financial, Inc.	14,641,028
932,111	Robert Half, Inc.	28,615,808
146,701	T. Rowe Price Group, Inc.	16,678,437
125,890	United Parcel Service, Inc., Class B	13,533,175
280,818	Universal Corp.	14,650,275
277,805	Verizon Communications, Inc.	11,762,264
2,620,089	Western Union (The) Co.	20,174,685
		308,901,717
	Total Common Stocks	1,397,393,134
	(Cost $1,263,236,200)
MONEY MARKET FUNDS — 0.0%
595,721	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (e)	595,721
	(Cost $595,721)

	Total Investments — 99.4%	1,397,988,855
	(Cost $1,263,831,921)
	Net Other Assets and Liabilities — 0.6%	8,518,238
	Net Assets — 100.0%	$1,406,507,093

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2026.

First Trust Dow Jones Global Select Dividend Index Fund (FGD)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Financials	37.5%
Industrials	12.7
Consumer Discretionary	10.2
Energy	8.7
Communication Services	8.6
Consumer Staples	8.2
Materials	5.9
Utilities	4.9
Real Estate	2.0
All Other	1.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	33.3%
USD	23.9
GBP	11.4
CAD	8.9
HKD	5.5
KRW	4.5
NOK	4.1
AUD	3.1
SEK	2.8
CHF	1.8
JPY	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,397,393,134	$1,397,393,134	$—	$—
Money Market Funds	595,721	595,721	—	—
Total Investments	$1,397,988,855	$1,397,988,855	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Belgium — 1.1%
16,650	Deme Group N.V. (EUR)	$3,329,239
	Bermuda — 0.4%
23,668,565	Concord New Energy Group Ltd. (HKD) (c)	1,192,052
	Canada — 9.0%
383,565	Boralex, Inc., Class A (CAD) (c)	10,006,631
1,096,377	Northland Power, Inc. (CAD)	17,269,919
		27,276,550
	China — 5.4%
8,197,446	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	1,296,064
9,968,071	China Longyuan Power Group Corp., Ltd., Class H (HKD)	6,354,878
3,040,525	China Suntien Green Energy Corp., Ltd., Class H (HKD) (c)	1,201,812
1,032,096	Dongfang Electric Corp., Ltd., Class H (HKD) (c)	2,805,649
3,521,401	Goldwind Science & Technology Co., Ltd., Class H (HKD)	4,723,428
		16,381,831
	Denmark — 16.2%
1,016,969	Orsted A/S (DKK) (d) (e) (f)	22,821,620
939,030	Vestas Wind Systems A/S (DKK)	26,498,657
		49,320,277
	France — 1.9%
178,461	Engie S.A. (EUR)	5,625,844
	Germany — 13.4%
31,099	Energiekontor AG (EUR) (c)	1,385,810
473,494	Nordex SE (EUR) (e)	24,994,770
132,436	PNE AG (EUR) (c)	1,661,503
93,588	RWE AG (EUR)	6,054,562
142,369	SGL Carbon SE (EUR) (e)	723,069
30,665	Siemens Energy AG (EUR)	5,809,252
		40,628,966
	Israel — 7.7%
946,504	Energix-Renewable Energies Ltd. (ILS)	8,310,953
172,247	Enlight Renewable Energy Ltd. (ILS) (e)	15,222,864
		23,533,817
	Italy — 6.9%
500,712	Enel S.p.A. (EUR)	5,752,009
253,185	ERG S.p.A. (EUR)	6,919,773
49,798	Prysmian S.p.A. (EUR)	8,310,098
		20,981,880
Shares	Description	Value

	Japan — 3.2%
180,000	Hitachi Ltd. (JPY)	$4,949,599
702,210	Toray Industries, Inc. (JPY)	4,869,410
		9,819,009
	Netherlands — 1.0%
261,049	Fugro N.V. (EUR) (c)	2,818,685
54,423	SIF Holding N.V. (EUR) (c) (e)	317,136
		3,135,821
	Norway — 0.6%
81,318	Bonheur ASA (NOK)	1,889,492
	South Korea — 1.4%
57,104	CS Bearing Co., Ltd. (KRW) (e)	156,093
119,023	CS Wind Corp. (KRW)	3,268,850
1,049,045	Unison Co., Ltd. (KRW) (e)	769,873
		4,194,816
	Spain — 11.0%
20,682	Acciona S.A. (EUR) (c)	6,550,560
1,277,907	EDP Renewables S.A. (EUR)	20,690,062
254,642	Iberdrola S.A. (EUR)	6,354,412
		33,595,034
	Sweden — 1.9%
676,778	Orron Energy AB (SEK) (e)	524,875
209,459	SKF AB, Class B (SEK)	5,374,538
		5,899,413
	Switzerland — 1.7%
30,613	BKW AG (CHF)	5,164,049
	Taiwan — 1.1%
921,615	Century Iron & Steel Industrial Co., Ltd. (TWD)	3,399,299
	Turkiye — 0.1%
737,455	Galata Wind Enerji A/S (TRY)	402,827
	United Kingdom — 0.8%
369,297	ReNew Energy Global PLC, Class A (e)	2,308,106
	United States — 15.1%
83,309	Alliant Energy Corp.	6,355,643
103,586	American Superconductor Corp. (e)	4,299,855
56,072	Arcosa, Inc.	8,146,701
157,311	Clearway Energy, Inc., Class C	5,376,890
6,899	GE Vernova, Inc.	8,105,359
64,270	NextEra Energy, Inc.	5,640,978
55,606	Timken (The) Co.	8,080,664
		46,006,090
	Total Common Stocks	304,084,412
	(Cost $268,001,380)

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
103,958	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.51% (g)	$103,958
	(Cost $103,958)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.1%
$12,387,176	Mizuho Financial Group, Inc., 3.64% (g), dated 06/30/26, due 07/01/26, with a maturity value of $12,388,428. Collateralized by U.S. Treasury Securities, interest rates of 3.38% to 4.25%, due 03/15/27 to 08/31/31. The value of the collateral including accrued interest is $12,634,920. (h)	12,387,176
	(Cost $12,387,176)

	Total Investments — 104.0%	316,575,546
	(Cost $280,492,514)
	Net Other Assets and Liabilities — (4.0)%	(12,204,678)
	Net Assets — 100.0%	$304,370,868

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $11,844,709 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $12,387,176.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	Non-income producing security.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Utilities	52.5%
Industrials	40.6
Repurchase Agreements	3.9
Materials	2.6
Energy	0.4
Money Market Funds	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
EUR	33.9%
USD	19.2
DKK	15.6
CAD	8.6
ILS	7.4
HKD	5.6
JPY	3.1
SEK	1.9
CHF	1.6
KRW	1.3
TWD	1.1
NOK	0.6
TRY	0.1
Total	100.0%

First Trust Global Wind Energy ETF (FAN)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$304,084,412	$304,084,412	$—	$—
Money Market Funds	103,958	103,958	—	—
Repurchase Agreements	12,387,176	—	12,387,176	—
Total Investments	$316,575,546	$304,188,370	$12,387,176	$—

*	See Portfolio of Investments for country breakout.

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 0.4%
814	Honeywell Aerospace, Inc. (a)	$179,959
	Building Products — 4.2%
6,257	Carrier Global Corp.	458,951
2,710	Johnson Controls International PLC	395,958
785	Lennox International, Inc.	449,765
836	Trane Technologies PLC	410,610
		1,715,284
	Construction & Engineering — 5.4%
8,713	API Group Corp. (a)	368,996
244	Comfort Systems USA, Inc.	483,596
479	EMCOR Group, Inc.	397,512
1,078	MasTec, Inc. (a)	448,513
659	Quanta Services, Inc.	474,506
		2,173,123
	Construction Materials — 1.8%
614	Martin Marietta Materials, Inc.	354,094
1,313	Vulcan Materials Co.	387,348
		741,442
	Electric Utilities — 14.6%
5,218	Alliant Energy Corp.	398,081
2,806	American Electric Power Co., Inc.	383,889
1,370	Constellation Energy Corp.	340,267
2,891	Duke Energy Corp.	365,943
5,074	Edison International	377,759
3,275	Entergy Corp.	376,166
4,555	Evergy, Inc.	393,689
5,452	Eversource Energy	394,016
7,778	Exelon Corp.	362,610
7,408	FirstEnergy Corp.	352,176
4,070	NextEra Energy, Inc.	357,224
2,377	NRG Energy, Inc.	347,185
20,645	PG&E Corp.	347,249
9,659	PPL Corp.	351,105
3,941	Southern (The) Co.	377,193
4,645	Xcel Energy, Inc.	372,994
		5,897,546
	Electrical Equipment — 11.4%
1,647	AMETEK, Inc.	398,475
2,402	Bloom Energy Corp., Class A (a)	727,085
962	Eaton Corp. PLC	409,928
2,657	Emerson Electric Co.	380,350
397	GE Vernova, Inc.	466,419
720	Hubbell, Inc.	376,704
3,385	Nextpower, Inc., Class A (a)	403,289
2,989	nVent Electric PLC	506,964
Shares	Description	Value

	Electrical Equipment (Continued)
973	Rockwell Automation, Inc.	$481,713
1,339	Vertiv Holdings Co., Class A	448,324
		4,599,251
	Energy Equipment & Services — 2.5%
6,065	Baker Hughes Co.	336,607
10,205	Halliburton Co.	346,460
7,319	SLB Ltd.	340,260
		1,023,327
	Gas Utilities — 0.8%
1,999	Atmos Energy Corp.	344,368
	Ground Transportation — 3.1%
9,053	CSX Corp.	430,289
1,304	Norfolk Southern Corp.	410,225
1,531	Union Pacific Corp.	416,432
		1,256,946
	Independent Power and Renewable Electricity Producers — 2.2%
1,231	Talen Energy Corp. (a)	473,024
2,519	Vistra Corp.	399,589
		872,613
	Industrial Conglomerates — 1.5%
2,556	3M Co.	413,842
814	Honeywell International, Inc. (b)	182,254
		596,096
	IT Services — 8.9%
3,509	Akamai Technologies, Inc. (a)	414,799
1,991	Cloudflare, Inc., Class A (a)	488,353
4,178	CoreWeave, Inc., Class A (a)	415,878
1,675	MongoDB, Inc. (a)	562,633
2,908	Snowflake, Inc. (a)	740,086
3,080	Twilio, Inc., Class A (a)	635,496
1,424	VeriSign, Inc.	358,221
		3,615,466
	Machinery — 18.3%
487	Caterpillar, Inc.	518,606
630	Cummins, Inc.	449,322
1,763	Dover Corp.	395,406
6,388	Fortive Corp.	390,243
4,339	Graco, Inc.	328,072
1,926	IDEX Corp.	437,106
1,406	Illinois Tool Works, Inc.	380,281
4,419	Ingersoll Rand, Inc.	362,314
1,782	ITT, Inc.	352,408
1,502	Lincoln Electric Holdings, Inc.	398,796
1,393	Nordson Corp.	420,254

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
4,734	Otis Worldwide Corp.	$338,954
3,026	PACCAR, Inc.	363,483
389	Parker-Hannifin Corp.	380,489
4,250	Pentair PLC	325,805
647	RBC Bearings, Inc. (a)	416,707
1,001	Snap-on, Inc.	402,802
1,421	Westinghouse Air Brake Technologies Corp.	383,102
2,971	Xylem, Inc.	351,202
		7,395,352
	Metals & Mining — 4.3%
5,787	Freeport-McMoRan, Inc.	363,944
2,089	Nucor Corp.	465,325
1,195	Reliance, Inc.	446,452
2,025	Steel Dynamics, Inc.	464,657
		1,740,378
	Multi-Utilities — 9.3%
3,365	Ameren Corp.	380,380
8,714	CenterPoint Energy, Inc.	383,765
4,813	CMS Energy Corp.	368,195
3,346	Consolidated Edison, Inc.	370,168
6,001	Dominion Energy, Inc.	409,808
2,547	DTE Energy Co.	388,086
7,936	NiSource, Inc.	377,357
4,582	Public Service Enterprise Group, Inc.	371,875
3,854	Sempra	357,304
3,239	WEC Energy Group, Inc.	378,218
		3,785,156
	Oil, Gas & Consumable Fuels — 5.8%
1,448	Cheniere Energy, Inc.	346,087
2,833	DT Midstream, Inc.	415,714
11,665	Kinder Morgan, Inc.	372,930
4,463	ONEOK, Inc.	388,013
1,573	Targa Resources Corp.	421,784
5,282	Williams (The) Cos., Inc.	392,664
		2,337,192
	Specialized REITs — 4.3%
2,140	American Tower Corp.	350,040
4,444	Crown Castle, Inc.	336,544
2,044	Digital Realty Trust, Inc.	367,061
371	Equinix, Inc.	386,727
1,762	SBA Communications Corp.	310,923
		1,751,295
	Water Utilities — 0.9%
2,762	American Water Works Co., Inc.	363,424
	Total Common Stocks	40,388,218
	(Cost $34,495,288)
Shares	Description	Value
WARRANTS (c) — 0.0%
	Construction & Engineering — 0.0%
298	Webuild S.p.A., expiring 08/02/30 (EUR) (a) (b) (d) (e)	$4
	(Cost $0)
MONEY MARKET FUNDS — 0.3%
105,029	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (f)	105,029
	(Cost $105,029)

	Total Investments — 100.0%	40,493,251
	(Cost $34,600,317)
	Net Other Assets and Liabilities — 0.0%	9,532
	Net Assets — 100.0%	$40,502,783

(a)	Non-income producing security.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $182,258 or 0.4% of net assets.

(c)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
REITs	– Real Estate Investment Trusts

First Trust Alerian U.S. NextGen Infrastructure ETF (RBLD)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Industrial Conglomerates	$596,096	$413,842	$182,254	$—
Other Industry Categories*	39,792,122	39,792,122	—	—
Warrants*	4	—	—	4
Money Market Funds	105,029	105,029	—	—
Total Investments	$40,493,251	$40,310,993	$182,254	$4

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Austria — 0.0%
59,155	Verbund AG (EUR)	$3,758,019
	Belgium — 1.1%
877,712	Cenergy Holdings S.A. (EUR)	23,066,014
691,164	Elia Group S.A./N.V. (EUR)	110,403,025
		133,469,039
	Brazil — 2.7%
4,540,820	Alupar Investimento S.A. (BRL)	28,349,888
27,845	Axia Energia S.A., ADR	294,043
21,363,209	Cia Paranaense de Energia - Copel (BRL)	62,157,449
5,269,550	Energisa S.A. (BRL)	48,997,230
15,492,285	Equatorial S.A. (BRL)	116,860,620
3,998,959	Isa Energia Brasil S.A. (Preference Shares) (BRL)	21,775,321
4,745,691	Transmissora Alianca de Energia Eletrica S.A. (BRL)	36,569,666
1,041,791	WEG S.A. (BRL)	9,466,791
		324,471,008
	Canada — 1.9%
252,734	Fortis, Inc. (CAD)	14,478,856
125,722	Hammond Power Solutions, Inc. (CAD)	30,778,731
4,381,314	Hydro One Ltd. (CAD) (c) (d)	180,720,514
20,311	Stella-Jones, Inc. (CAD)	1,122,494
		227,100,595
	Cayman Islands — 0.1%
6,915,215	Wasion Holdings Ltd. (HKD)	17,493,369
	China — 0.2%
1,828,464	BYD Co., Ltd., Class H (HKD)	16,890,826
100,763	Contemporary Amperex Technology Co., Ltd., Class H (HKD)	9,019,123
		25,909,949
	Denmark — 0.9%
703,019	NKT A/S (DKK) (e)	104,888,911
	France — 10.4%
820,346	Engie S.A. (EUR)	25,860,770
131,235	Legrand S.A. (EUR)	22,147,406
536,344	Nexans S.A. (EUR)	89,043,400
3,080,522	Schneider Electric SE (EUR)	1,004,548,650
2,146,356	SPIE S.A. (EUR)	123,601,854
		1,265,202,080
	Germany — 6.2%
22,845,814	E.ON SE (EUR)	470,516,222
602,884	Infineon Technologies AG (EUR)	56,258,611
102,203	Pfisterer Holding SE (EUR)	11,023,724
542,751	SAP SE (EUR)	83,099,445
Shares	Description	Value

	Germany (Continued)
337,721	Siemens AG (EUR)	$108,489,784
262,905	SMA Solar Technology AG (EUR) (e)	18,909,814
		748,297,600
	Ireland — 19.4%
2,422,416	Eaton Corp. PLC	1,032,239,906
6,622,992	Johnson Controls International PLC	967,685,361
2,049,557	nVent Electric PLC	347,625,363
		2,347,550,630
	Italy — 6.0%
3,835,545	Enel S.p.A. (EUR)	44,061,437
2,809,420	Prysmian S.p.A. (EUR)	468,825,172
17,997,638	Terna-Rete Elettrica Nazionale (EUR)	210,575,655
		723,462,264
	Japan — 2.7%
247,300	Azbil Corp. (JPY)	2,615,286
305,000	Daihen Corp. (JPY)	33,858,667
74,400	Fuji Electric Co., Ltd. (JPY)	6,184,175
881,200	Fujikura Ltd. (JPY)	33,807,470
325,800	Furukawa Electric Co., Ltd. (JPY)	9,477,745
49,535	GS Yuasa Corp. (JPY)	1,969,884
2,251,620	Hitachi Ltd. (JPY)	61,914,530
589,799	Meidensha Corp. (JPY)	35,439,812
1,048,800	Mitsubishi Electric Corp. (JPY)	37,902,450
134,825	NGK Insulators Ltd. (JPY)	6,245,591
588,400	Osaki Electric Co., Ltd. (JPY)	5,377,548
1,218,770	Panasonic Holdings Corp. (JPY)	33,745,826
836,000	Renesas Electronics Corp. (JPY)	24,715,717
1,482,000	Sumitomo Electric Industries Ltd. (JPY)	26,678,643
145,600	Takaoka Toko Co., Ltd. (JPY)	6,716,074
		326,649,418
	Jersey — 1.3%
2,565,358	Aptiv PLC (e)	157,461,674
	Netherlands — 0.3%
299,616	Alfen N.V. (EUR) (c) (d) (e) (f)	5,381,585
99,007	NXP Semiconductors N.V.	27,823,937
61,930	STMicroelectronics N.V.	4,637,938
		37,843,460
	Portugal — 0.2%
1,225,405	EDP S.A. (EUR)	6,414,054
4,411,633	REN - Redes Energeticas Nacionais SGPS S.A. (EUR)	19,028,696
		25,442,750
	South Korea — 3.3%
283,047	HD Hyundai Electric Co., Ltd. (KRW)	177,578,057

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
2,178	Hyosung Heavy Industries Corp. (KRW)	$4,833,127
315,307	Iljin Electric Co., Ltd. (KRW)	15,528,254
126,562	LS Eco Energy Ltd. (KRW)	4,288,714
867,866	LS Electric Co., Ltd. (KRW)	133,319,633
29,599	Samsung SDI Co., Ltd. (KRW) (e)	9,304,017
198,226	Sanil Electric Co., Ltd. (KRW)	30,515,008
1,457,958	Taihan Cable & Solution Co., Ltd. (KRW) (e)	31,901,360
		407,268,170
	Spain — 1.4%
2,918,516	Iberdrola S.A. (EUR)	72,829,512
5,590,241	Redeia Corp. S.A. (EUR) (f)	95,108,191
		167,937,703
	Switzerland — 9.6%
9,067,668	ABB Ltd. (CHF)	982,854,410
127,078	Belimo Holding AG (CHF)	143,120,025
9,700	BKW AG (CHF)	1,636,275
314,606	Landis+Gyr Group AG (CHF)	16,859,455
430,912	R&S Group Holding AG (CHF)	14,537,947
		1,159,008,112
	Taiwan — 1.6%
275,844	Advantech Co., Ltd. (TWD)	4,260,206
3,762,240	Allis Electric Co., Ltd. (TWD)	14,526,251
212,287	Chung-Hsin Electric & Machinery Manufacturing Corp. (TWD)	1,179,502
3,568,198	Fortune Electric Co., Ltd. (TWD)	86,918,577
4,449,570	Shihlin Electric & Engineering Corp. (TWD)	33,452,263
10,817,484	Ta Ya Electric Wire & Cable (TWD)	12,903,627
992,954	Tatung Co., Ltd. (TWD)	850,929
1,087,356	Voltronic Power Technology Corp. (TWD)	37,034,240
		191,125,595
	Turkiye — 0.3%
5,911,623	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY)	35,041,697
	United Kingdom — 4.2%
30,109,738	National Grid PLC (GBP)	498,440,794
520,576	SSE PLC (GBP)	16,821,063
		515,261,857
	United States — 25.9%
15,291	Advanced Energy Industries, Inc.	5,701,555
311,532	AES (The) Corp.	4,567,059
Shares	Description	Value

	United States (Continued)
611,024	American Superconductor Corp. (e)	$25,363,606
212,776	Analog Devices, Inc.	84,508,244
19,744	Arcosa, Inc.	2,868,606
404,690	Atkore, Inc.	30,772,628
11,177	AZZ, Inc.	1,732,994
12,566	Belden, Inc.	1,506,789
1,721,755	Cisco Systems, Inc.	202,237,342
15,160	Digi International, Inc. (e)	1,136,242
258,573	Emerson Electric Co.	37,014,725
14,867	EnerSys	3,476,202
1,434,315	Enphase Energy, Inc. (e)	70,625,671
10,415	ESCO Technologies, Inc.	3,645,667
1,024,547	Fluence Energy, Inc. (e)	20,367,994
109,382	GE Vernova, Inc.	128,508,536
25,713	Generac Holdings, Inc. (e)	7,529,023
146,263	Honeywell Aerospace, Inc. (e)	32,335,824
146,031	Honeywell International, Inc. (g)	32,696,341
604,175	Hubbell, Inc.	316,104,360
410,577	International Business Machines Corp.	115,458,358
476,424	Itron, Inc. (e)	41,224,969
10,667	Littelfuse, Inc.	4,857,005
28,240	MasTec, Inc. (e)	11,749,534
184,468	MYR Group, Inc. (e)	92,307,787
1,149,024	NVIDIA Corp.	229,908,212
856,609	Oracle Corp.	125,536,049
21,547	Preformed Line Products Co.	8,846,336
19,932	Primoris Services Corp.	1,975,660
455,192	QUALCOMM, Inc.	84,114,930
1,363,468	Quanta Services, Inc.	981,751,499
754,024	SolarEdge Technologies, Inc. (e)	44,065,163
556,701	Tesla, Inc. (e)	234,148,441
397,562	Texas Instruments, Inc.	118,501,305
94,889	Trimble, Inc. (e)	4,856,419
8,866	Valmont Industries, Inc.	5,121,002
21,998	WESCO International, Inc.	7,598,769
193,586	Willdan Group, Inc. (e)	15,312,653
		3,140,033,499
	Total Common Stocks	12,084,677,399
	(Cost $9,662,056,775)
MONEY MARKET FUNDS — 0.0%
3,774,017	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (h)	3,774,017
	(Cost $3,774,017)

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.6%
$65,998,064	Bank of America Corp., 3.64% (h), dated 06/30/26, due 07/01/26, with a maturity value of $66,004,737. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 11/30/29 to 11/15/42. The value of the collateral including accrued interest is $67,318,029. (i)	$65,998,064
	(Cost $65,998,064)

	Total Investments — 100.3%	12,154,449,480
	(Cost $9,731,828,856)
	Net Other Assets and Liabilities — (0.3)%	(39,629,216)
	Net Assets — 100.0%	$12,114,820,264

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $62,156,918 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $65,998,064.

(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $32,696,341 or 0.3% of net assets.

(h)	Rate shown reflects yield as of June 30, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	66.9%
Utilities	17.2
Information Technology	11.4
Consumer Discretionary	3.9
Repurchase Agreements	0.6
Money Market Funds	0.0‡
Materials	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	47.3%
EUR	25.3
CHF	9.5
GBP	4.2
KRW	3.3
JPY	2.7
BRL	2.7
CAD	1.9
TWD	1.6
DKK	0.9
HKD	0.3
TRY	0.3
Total	100.0%

First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund (GRID)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United States	$3,140,033,499	$3,107,337,158	$32,696,341	$—
Other Country Categories*	8,944,643,900	8,944,643,900	—	—
Money Market Funds	3,774,017	3,774,017	—	—
Repurchase Agreements	65,998,064	—	65,998,064	—
Total Investments	$12,154,449,480	$12,055,755,075	$98,694,405	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 2.8%
332,150	Origin Energy Ltd. (AUD)	$2,524,999
259,452	Perseus Mining Ltd. (AUD)	862,229
		3,387,228
	Brazil — 3.9%
453,477	Axia Energia S.A., ADR	4,788,717
	Canada — 17.8%
319,308	Barrick Mining Corp.	11,728,183
19,305	Lundin Gold, Inc. (CAD)	1,041,442
92,738	Nutrien Ltd.	5,837,857
38,535	Peyto Exploration & Development Corp. (CAD) (c)	642,862
234,005	Whitecap Resources, Inc. (CAD)	2,430,385
		21,680,729
	China — 4.4%
709,236	Aluminum Corp. of China Ltd., Class H (HKD)	674,615
196,432	Jiangxi Copper Co., Ltd., Class H (HKD)	774,422
1,124,456	Zijin Mining Group Co., Ltd., Class H (HKD)	3,928,431
		5,377,468
	France — 13.9%
141,255	TotalEnergies SE (EUR)	10,979,865
142,011	Veolia Environnement S.A. (EUR)	5,912,798
		16,892,663
	Germany — 7.3%
427,833	E.ON SE (EUR)	8,811,346
	Indonesia — 0.2%
1,641,780	ANTAM Persero Tbk (IDR)	237,819
	Israel — 0.4%
1,759	Delek Group Ltd. (ILS)	449,111
	Japan — 2.2%
8,700	Nittetsu Mining Co., Ltd. (JPY)	123,120
31,800	Rengo Co., Ltd. (JPY)	277,232
5,500	Sakata Seed Corp. (JPY)	141,394
45,000	Sumitomo Metal Mining Co., Ltd. (JPY)	2,067,130
		2,608,876
	New Zealand — 0.4%
137,004	Mercury NZ Ltd. (NZD)	536,898
	Norway — 1.5%
59,630	Aker BP ASA (NOK)	1,826,521
	Peru — 1.2%
49,238	Cia de Minas Buenaventura S.A.A., ADR	1,442,181
	Romania — 0.5%
2,809,206	OMV Petrom S.A. (RON)	649,428
Shares	Description	Value

	Singapore — 0.2%
50,500	Bumitama Agri Ltd. (SGD)	$64,016
64,700	First Resources Ltd. (SGD)	155,530
		219,546
	South Africa — 6.0%
160,108	Gold Fields Ltd., ADR	5,378,028
123,584	Harmony Gold Mining Co., Ltd., ADR	1,879,712
		7,257,740
	Sweden — 0.9%
111,401	Svenska Cellulosa AB S.C.A., Class B (SEK)	1,138,556
	Switzerland — 2.7%
31,197	Bunge Global S.A.	3,329,656
	Thailand — 2.2%
2,463,900	PTT PCL (THB)	2,632,966
	United Arab Emirates — 1.1%
1,746,681	Dubai Electricity & Water Authority PJSC (AED)	1,322,090
	United Kingdom — 12.9%
97,192	Anglogold Ashanti PLC	7,861,861
42,141	Endeavour Mining PLC (CAD)	2,112,918
34,025	Fresnillo PLC (GBP)	1,237,084
50,887	Severn Trent PLC (GBP)	1,995,278
141,974	United Utilities Group PLC (GBP)	2,465,134
		15,672,275
	United States — 17.3%
137,582	AES (The) Corp.	2,016,952
37,820	American Water Works Co., Inc.	4,976,356
14,696	Black Hills Corp.	1,093,382
11,524	California Water Service Group	560,643
29,654	CF Industries Holdings, Inc.	3,210,342
54,910	Essential Utilities, Inc.	2,103,602
7,571	H2O America	460,090
61,494	Mosaic (The) Co.	1,303,058
19,890	Northern Oil & Gas, Inc.	361,003
22,069	Select Water Solutions, Inc.	440,939
6,384	Sylvamo Corp.	241,315
10,752	UFP Industries, Inc.	975,636
139,286	Weyerhaeuser Co.	3,334,507
		21,077,825
	Total Common Stocks	121,339,639
	(Cost $121,808,300)

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$623,386	Daiwa Capital Markets America, Inc., 3.64% (d), dated 06/30/26, due 07/01/26, with a maturity value of $623,449. Collateralized by U.S. Treasury Securities, interest rates of 2.13% to 4.13%, due 06/30/27 to 01/15/35. The value of the collateral including accrued interest is $635,854. (e)	$623,386
	(Cost $623,386)

	Total Investments — 100.3%	121,963,025
	(Cost $122,431,686)
	Net Other Assets and Liabilities — (0.3)%	(305,626)
	Net Assets — 100.0%	$121,657,399

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $585,507 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $623,386.

(d)	Rate shown reflects yield as of June 30, 2026.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
RON	– Romanian New Leu
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
USD	– United States Dollar

Sector Allocation	% of Total Investments
Materials	43.8%
Utilities	32.5
Energy	16.7
Consumer Staples	3.0
Real Estate	2.7
Industrials	0.8
Repurchase Agreements	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	52.4%
EUR	21.1
CAD	5.1
GBP	4.7
HKD	4.4
AUD	2.8
THB	2.2
JPY	2.1
NOK	1.5
AED	1.1
SEK	0.9
RON	0.5
NZD	0.4
ILS	0.4
IDR	0.2
SGD	0.2
Total	100.0%

First Trust Indxx Global Natural Resources Income ETF (FTRI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$2,632,966	$—	$2,632,966	$—
Other Country Categories*	118,706,673	118,706,673	—	—
Repurchase Agreements	623,386	—	623,386	—
Total Investments	$121,963,025	$118,706,673	$3,256,352	$—

*	See Portfolio of Investments for country breakout.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 1.0%
50,667	Dyno Nobel Ltd. (AUD)	$137,511
	Bermuda — 0.2%
202,498	Sinofert Holdings Ltd. (HKD)	33,049
	Brazil — 0.3%
14,449	Tres Tentos Agroindustrial S.A. (BRL)	42,264
	Canada — 4.1%
9,288	Nutrien Ltd. (CAD)	585,146
	Chile — 2.2%
4,114	Sociedad Quimica y Minera de Chile S.A., ADR	304,601
	China — 0.4%
12,148	First Tractor Co., Ltd., Class H (HKD)	10,362
44,755	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H (HKD)	39,375
		49,737
	Germany — 21.6%
23,336	BASF SE (EUR)	1,247,324
25,648	Bayer AG (EUR)	1,418,670
13,435	Evonik Industries AG (EUR)	243,770
5,164	K+S AG (EUR)	77,944
951	KWS Saat SE & Co. KGaA (EUR)	73,237
		3,060,945
	India — 10.2%
1,247	BASF India Ltd. (INR)	47,475
11,541	Chambal Fertilisers and Chemicals Ltd. (INR)	57,054
8,498	Coromandel International Ltd. (INR)	179,999
3,223	Escorts Kubota Ltd. (INR)	99,963
19,642	Mahindra & Mahindra Ltd. (INR)	636,786
29,904	Paradeep Phosphates Ltd. (INR) (c) (d)	42,974
4,370	PI Industries Ltd. (INR)	117,958
14,378	Sumitomo Chemical India Ltd. (INR)	63,924
7,338	Tata Chemicals Ltd. (INR)	55,501
24,316	UPL Ltd. (INR)	146,730
		1,448,364
	Israel — 1.3%
37,284	ICL Group Ltd. (ILS)	187,181
	Japan — 8.1%
32,800	Kubota Corp. (JPY)	541,741
11,600	Mitsui Chemicals, Inc. (JPY)	152,174
1,600	Nippon Soda Co., Ltd. (JPY)	34,786
Shares	Description	Value

	Japan (Continued)
3,900	Nissan Chemical Corp. (JPY)	$203,233
1,300	Sakata Seed Corp. (JPY)	33,421
47,800	Sumitomo Chemical Co., Ltd. (JPY)	150,960
1,300	YAMABIKO Corp. (JPY)	30,182
		1,146,497
	Malaysia — 1.6%
230,401	Petronas Chemicals Group Bhd (MYR)	228,847
	Mexico — 0.5%
56,763	Orbia Advance Corp. S.A.B. de C.V. (MXN) (e)	73,260
	Netherlands — 2.8%
35,715	CNH Industrial N.V.	401,079
	Qatar — 3.7%
174,309	Industries Qatar QSC (QAR)	526,613
	Russia — 0.0%
1,918	PhosAgro PJSC (RUB) (e) (f) (g) (h)	0
	Singapore — 3.9%
36,658	China XLX Fertiliser Ltd. (HKD)	42,674
184,600	Wilmar International Ltd. (SGD)	515,097
		557,771
	Switzerland — 4.5%
296	Bucher Industries AG (CHF)	116,495
4,864	Bunge Global S.A.	519,135
		635,630
	Taiwan — 0.3%
28,238	Taiwan Fertilizer Co., Ltd. (TWD)	42,060
	Turkiye — 0.8%
9,621	Gubre Fabrikalari T.A.S. (TRY) (e)	91,319
2,883	Turk Traktor ve Ziraat Makineleri A/S (TRY) (e)	27,100
		118,419
	United States — 32.1%
2,086	AGCO Corp.	249,694
350	Alamo Group, Inc.	57,572
4,425	CF Industries Holdings, Inc.	479,051
17,444	Corteva, Inc.	1,477,332
2,348	Deere & Co.	1,489,407
3,602	FMC Corp.	41,423
299	Lindsay Corp.	37,016
9,155	Mosaic (The) Co.	193,995
1,676	Scotts Miracle-Gro (The) Co.	114,152

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United States (Continued)
1,276	SiteOne Landscape Supply, Inc. (e)	$145,987
2,743	Toro (The) Co.	267,223
		4,552,852
	Total Common Stocks	14,131,826
	(Cost $14,445,831)
MONEY MARKET FUNDS — 0.1%
4,283	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (i)	4,283
	(Cost $4,283)

	Total Investments — 99.7%	14,136,109
	(Cost $14,450,114)
	Net Other Assets and Liabilities — 0.3%	48,811
	Net Assets — 100.0%	$14,184,920

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
QAR	– Qatari Riyal
RUB	– Russian Ruble
SGD	– Singapore Dollar
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Materials	48.5%
Industrials	28.6
Health Care	10.0
Consumer Staples	8.3
Consumer Discretionary	4.5
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	40.9%
EUR	21.7
INR	10.3
JPY	8.1
CAD	4.1
QAR	3.7
SGD	3.7
MYR	1.6
ILS	1.3
AUD	1.0
HKD	0.9
TRY	0.8
CHF	0.8
MXN	0.5
BRL	0.3
TWD	0.3
RUB	0.0‡
Total	100.0%

‡	Investment is valued at $0.

First Trust Indxx Global Agriculture ETF (FTAG)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$— **	$—	$—	$— **
Other Country Categories*	14,131,826	14,131,826	—	—
Money Market Funds	4,283	4,283	—	—
Total Investments	$14,136,109	$14,136,109	$—	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 0.5%
785,334	Telstra Group Ltd. (AUD)	$2,762,121
	Brazil — 0.5%
222,793	Telefonica Brasil S.A., ADR	2,931,956
	Canada — 1.3%
115,328	BCE, Inc. (CAD)	2,484,238
73,825	Rogers Communications, Inc., Class B (CAD)	2,401,752
239,907	TELUS Corp. (CAD)	2,537,356
		7,423,346
	Cayman Islands — 1.1%
2,174,888	Xiaomi Corp., Class B (HKD) (c) (d) (e)	6,000,953
	China — 2.3%
5,901,583	China Tower Corp., Ltd., Class H (HKD) (c) (e)	6,629,344
2,134,408	ZTE Corp., Class H (HKD) (f)	6,215,837
		12,845,181
	Finland — 2.5%
157,675	Elisa Oyj (EUR)	6,619,035
545,103	Nokia Oyj, ADR	7,238,968
		13,858,003
	France — 0.5%
137,201	Orange S.A. (EUR)	2,587,411
	Germany — 1.8%
86,356	Deutsche Telekom AG (EUR)	2,353,280
84,191	Infineon Technologies AG (EUR)	7,856,352
		10,209,632
	Hong Kong — 1.3%
2,489,320	Lenovo Group Ltd. (HKD)	7,306,546
	India — 6.8%
153,271	Bharti Airtel Ltd. (INR)	2,998,750
614,732	HCL Technologies Ltd. (INR)	6,960,474
621,121	Infosys Ltd., ADR (f)	6,515,559
323,092	Tata Consultancy Services Ltd. (INR)	6,933,975
470,684	Tech Mahindra Ltd. (INR)	6,984,772
3,478,278	Wipro Ltd., ADR (f)	7,826,126
		38,219,656
	Indonesia — 0.4%
18,247,670	Telkom Indonesia Persero Tbk PT (IDR)	2,398,324
	Italy — 1.9%
46,389	Prysmian S.p.A. (EUR)	7,741,217
322,259	Telecom Italia S.p.A. (EUR) (d)	2,930,230
		10,671,447
	Japan — 11.9%
279,500	Fujikura Ltd. (JPY)	10,723,091
Shares	Description	Value

	Japan (Continued)
348,720	Fujitsu Ltd. (JPY)	$6,963,891
166,596	KDDI Corp. (JPY)	2,812,547
329,584	Kyocera Corp. (JPY)	7,218,233
210,365	Mitsubishi Electric Corp. (JPY)	7,602,354
292,395	NEC Corp. (JPY)	7,058,337
7,867,850	NTT, Inc. (JPY)	7,016,441
272,159	Renesas Electronics Corp. (JPY)	8,046,178
2,134,080	SoftBank Corp. (JPY)	2,731,339
346,280	Sony Group Corp. (JPY)	6,985,445
		67,157,856
	Malaysia — 0.5%
4,257,055	CelcomDigi Bhd (MYR)	2,787,575
	Mexico — 0.5%
2,244,226	America Movil S.A.B. de C.V., Series B (MXN)	2,906,746
	Netherlands — 3.1%
555,339	Koninklijke KPN N.V. (EUR)	2,738,623
25,579	NXP Semiconductors N.V.	7,188,466
103,094	STMicroelectronics N.V. (EUR)	7,600,120
		17,527,209
	Norway — 0.5%
181,706	Telenor ASA (NOK)	2,603,012
	Qatar — 0.5%
747,620	Ooredoo QPSC (QAR)	2,720,672
	Singapore — 0.5%
860,452	Singapore Telecommunications Ltd. (SGD)	2,933,019
	South Africa — 1.1%
220,147	MTN Group Ltd. (ZAR)	3,062,436
319,026	Vodacom Group Ltd. (ZAR)	2,955,957
		6,018,393
	South Korea — 4.5%
155,814	KT Corp., ADR	2,692,466
49,720	LG Electronics, Inc. (KRW)	6,514,658
36,818	Samsung Electronics Co., Ltd. (KRW)	7,937,270
49,499	Samsung SDS Co., Ltd. (KRW)	6,095,920
41,201	SK Telecom Co., Ltd. (KRW)	2,350,848
		25,591,162
	Spain — 0.9%
87,117	Cellnex Telecom S.A. (EUR) (c) (e)	2,602,959
627,823	Telefonica S.A. (EUR)	2,522,195
		5,125,154
	Sweden — 2.1%
150,077	Tele2 AB, Class B (SEK)	2,610,311

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
620,759	Telefonaktiebolaget LM Ericsson, Class B (SEK)	$6,923,748
539,836	Telia Co., AB (SEK)	2,628,376
		12,162,435
	Switzerland — 0.5%
3,456	Swisscom AG (CHF)	2,666,851
	Taiwan — 11.4%
497,176	Advantech Co., Ltd. (TWD)	7,678,514
429,380	ASE Technology Holding Co., Ltd. (TWD)	9,165,426
628,453	Chunghwa Telecom Co., Ltd. (TWD)	2,791,459
105,198	Delta Electronics, Inc. (TWD)	6,439,380
849,740	Far EasTone Telecommunications Co., Ltd. (TWD)	2,800,769
55,701	MediaTek, Inc. (TWD)	7,422,371
766,926	Taiwan Mobile Co., Ltd. (TWD)	2,804,667
17,870	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,534,176
1,953,043	United Microelectronics Corp. (TWD)	10,085,087
45,693	Wiwynn Corp. (TWD)	6,648,158
		64,370,007
	Thailand — 0.5%
265,300	Advanced Info Service PCL (THB)	2,930,874
	United Arab Emirates — 0.5%
576,401	Emirates Telecommunications Group Co. PJSC (AED)	3,013,205
	United Kingdom — 2.1%
613,855	Airtel Africa PLC (GBP) (c) (e)	2,667,483
2,688,972	BT Group PLC (GBP)	6,780,480
1,889,453	Vodafone Group PLC (GBP)	2,496,246
		11,944,209
	United States — 37.3%
16,146	Advanced Micro Devices, Inc. (d)	9,379,373
37,945	American Tower Corp.	6,206,664
18,602	Analog Devices, Inc.	7,388,156
25,051	Apple, Inc.	7,248,757
48,131	Arista Networks, Inc. (d)	8,176,494
123,059	AT&T, Inc.	2,547,321
19,630	Broadcom, Inc.	7,415,233
16,805	Ciena Corp. (d)	8,243,861
61,485	Cisco Systems, Inc.	7,222,028
78,222	Crown Castle, Inc.	5,923,752
40,405	Digital Realty Trust, Inc.	7,255,930
24,785	EchoStar Corp., Class A (d)	2,515,678
Shares	Description	Value

	United States (Continued)
7,035	Equinix, Inc.	$7,333,214
18,692	F5, Inc. (d)	7,775,124
160,571	Hewlett Packard Enterprise Co.	7,243,358
68,240	Intel Corp. (d)	9,528,351
26,819	International Business Machines Corp.	7,541,771
22,544	Keysight Technologies, Inc. (d)	7,891,978
28,918	Marvell Technology, Inc.	8,614,383
83,089	Microchip Technology, Inc.	7,577,717
8,190	Micron Technology, Inc.	9,453,635
17,745	Motorola Solutions, Inc.	7,369,321
36,445	NVIDIA Corp.	7,292,280
76,888	Qorvo, Inc. (d)	7,171,344
38,203	QUALCOMM, Inc.	7,059,532
35,231	SBA Communications Corp.	6,216,862
103,918	Skyworks Solutions, Inc.	7,045,640
17,746	Space Exploration Technologies Corp., Class A (d)	3,032,082
249,552	Super Micro Computer, Inc. (d)	7,319,360
15,393	T-Mobile US, Inc.	2,581,868
60,835	Verizon Communications, Inc.	2,575,754
		210,146,821
	Total Common Stocks	559,819,776
	(Cost $398,153,453)
MONEY MARKET FUNDS — 0.5%
2,974,757	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (g)	2,974,757
	(Cost $2,974,757)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.8%
$15,686,364	Mizuho Financial Group, Inc., 3.64% (g), dated 06/30/26, due 07/01/26, with a maturity value of $15,687,950. Collateralized by U.S. Treasury Securities, interest rates of 3.38% to 4.25%, due 03/15/27 to 08/31/31. The value of the collateral including accrued interest is $16,000,091. (h)	15,686,364
	(Cost $15,686,364)

	Total Investments — 102.6%	578,480,897
	(Cost $416,814,574)
	Net Other Assets and Liabilities — (2.6)%	(14,551,393)
	Net Assets — 100.0%	$563,929,504

First Trust Indxx NextG ETF (NXTG)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $15,152,310 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $15,686,364.

(g)	Rate shown reflects yield as of June 30, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
QAR	– Qatari Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Information Technology	61.3%
Communication Services	22.9
Real Estate	5.7
Industrials	4.5
Repurchase Agreements	2.7
Consumer Discretionary	2.4
Money Market Funds	0.5
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	47.0%
JPY	11.6
TWD	9.6
EUR	7.9
HKD	4.5
INR	4.1
KRW	4.0
SEK	2.1
GBP	2.1
CAD	1.3
ZAR	1.0
AED	0.5
SGD	0.5
THB	0.5
MXN	0.5
MYR	0.5
AUD	0.5
QAR	0.5
CHF	0.5
NOK	0.4
IDR	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$2,930,874	$—	$2,930,874	$—
Other Country Categories*	556,888,902	556,888,902	—	—
Money Market Funds	2,974,757	2,974,757	—	—
Repurchase Agreements	15,686,364	—	15,686,364	—
Total Investments	$578,480,897	$559,863,659	$18,617,238	$—

*	See Portfolio of Investments for country breakout.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 1.4%
34,184	IGO Ltd. (AUD) (c)	$174,427
145,683	Liontown Ltd. (AUD) (c)	169,955
286,862	Nickel Industries Ltd. (AUD) (c)	188,678
52,502	PLS Group Ltd. (AUD) (c)	182,475
		715,535
	Austria — 0.6%
15,702	ams-OSRAM AG (CHF) (c)	339,109
	Canada — 0.8%
3,400	Magna International, Inc.	223,244
14,307	Sigma Lithium Corp. (c)	180,984
		404,228
	Cayman Islands — 3.9%
3,690	Ambarella, Inc. (c)	316,602
1,814	Baidu, Inc., ADR (c)	207,322
96,740	Black Sesame International Holding Ltd. (HKD) (c) (d)	132,229
63,141	Geely Automobile Holdings Ltd. (HKD)	135,736
9,023	Hesai Group, ADR (c) (d)	164,399
220,242	Horizon Robotics (HKD) (c) (d)	114,574
21,365	Li Auto, Inc., Class A (HKD) (c)	125,528
32,364	NIO, Inc., ADR (c)	163,762
20,966	Pony AI, Inc., ADR (c)	145,714
42,811	RoboSense Technology Co., Ltd. (HKD) (c)	121,290
25,882	WeRide, Inc., ADR (c)	150,633
23,002	XPeng, Inc., Class A (HKD) (c)	148,549
121,731	Yadea Group Holdings Ltd. (HKD) (e) (f)	138,295
		2,064,633
	Chile — 0.3%
2,390	Sociedad Quimica y Minera de Chile S.A., ADR	176,956
	China — 1.9%
16,412	BYD Co., Ltd., Class H (HKD)	151,609
44,779	CALB Group Co., Ltd., Class H (HKD) (c) (e) (f)	133,832
2,465	Contemporary Amperex Technology Co., Ltd., Class H (HKD)	220,638
19,897	Ganfeng Lithium Group Co., Ltd., Class H (HKD) (e) (f)	127,609
19,337	Seres Group Co., Ltd., Class H (HKD) (d)	113,317
31,217	Tianqi Lithium Corp., Class H (HKD) (c)	159,929
28,364	Zhejiang Leapmotor Technology Co., Ltd., Class H (HKD) (c) (e) (f)	124,698
		1,031,632
Shares	Description	Value

	France — 1.5%
2,505	Schneider Electric SE (EUR)	$816,873
	Germany — 2.3%
4,757	Aumovio SE (EUR) (c)	195,672
2,040	Bayerische Motoren Werke AG (EUR)	133,467
5,797	Infineon Technologies AG (EUR)	540,952
3,451	Mercedes-Benz Group AG (EUR)	173,181
1,881	Wacker Chemie AG (EUR) (c)	195,364
		1,238,636
	Indonesia — 0.5%
1,039,107	Merdeka Copper Gold Tbk PT (IDR) (c)	140,640
550,215	Vale Indonesia Tbk PT (IDR)	126,783
		267,423
	Ireland — 0.5%
1,308	TE Connectivity PLC	263,706
	Japan — 4.1%
16,000	Denso Corp. (JPY)	184,606
7,000	Furukawa Electric Co., Ltd. (JPY)	203,635
24,592	Honda Motor Co., Ltd. (JPY)	223,846
14,000	NIDEC CORP. (JPY) (c)	227,744
10,700	Panasonic Holdings Corp. (JPY)	296,266
12,100	Renesas Electronics Corp. (JPY)	357,727
40,060	Toyota Motor Corp. (JPY)	671,383
		2,165,207
	Jersey — 0.9%
3,268	Aptiv PLC (c)	200,590
6,662	Versigent PLC (c)	279,870
		480,460
	Netherlands — 2.0%
610	Ferrari N.V. (d)	227,097
1,123	NXP Semiconductors N.V.	315,597
25,030	Stellantis N.V. (EUR) (c)	142,295
5,018	STMicroelectronics N.V.	375,798
		1,060,787
	South Korea — 7.6%
1,414	Ecopro BM Co., Ltd. (KRW)	130,055
725	Hyundai Mobis Co., Ltd. (KRW)	233,977
757	Hyundai Motor Co. (KRW)	241,861
1,936	Kia Corp. (KRW)	172,444
692	LG Energy Solution Ltd. (KRW) (c)	161,688
1,337	POSCO Future M Co., Ltd. (KRW)	151,538

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
12,850	Samsung Electronics Co., Ltd. (KRW)	$2,770,219
608	Samsung SDI Co., Ltd. (KRW) (c)	191,116
		4,052,898
	Sweden — 0.5%
7,798	Volvo AB, Class B (SEK)	264,990
	Switzerland — 0.4%
27,787	Lithium Argentina AG (c)	229,798
	Taiwan — 4.4%
4,838	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,310,484
	United States — 66.2%
7,259	Adeia, Inc.	239,039
7,472	Advanced Micro Devices, Inc. (c)	4,340,559
15,053	Aeva Technologies, Inc. (c)	432,322
1,139	Albemarle Corp.	153,799
5,306	Allegro MicroSystems, Inc. (c)	369,404
5,551	Alphabet, Inc., Class A	1,983,761
12,164	Amprius Technologies, Inc. (c)	168,593
2,172	Analog Devices, Inc.	862,653
6,788	Apple, Inc.	1,964,176
48,747	Aurora Innovation, Inc. (c)	332,454
3,574	BorgWarner, Inc.	237,314
1,229	Cirrus Logic, Inc. (c)	182,543
614	Cummins, Inc.	437,911
17,411	Ford Motor Co.	242,013
4,023	General Motors Co.	310,093
69,416	indie Semiconductor, Inc., Class A (c) (d)	311,678
28,646	Intel Corp. (c)	3,999,841
1,849	Lattice Semiconductor Corp. (c)	282,823
22,400	Lucid Group, Inc. (c) (d)	149,856
3,881	Marvell Technology, Inc.	1,156,111
9,902	MaxLinear, Inc. (c)	1,267,753
2,759	Microchip Technology, Inc.	251,621
4,195	Micron Technology, Inc.	4,842,247
4,739	Microsoft Corp.	1,767,742
27,247	Mobileye Global, Inc., Class A (c)	263,751
9,614	NVIDIA Corp.	1,923,665
2,868	ON Semiconductor Corp. (c)	271,141
2,302	PACCAR, Inc.	276,516
2,462	Qorvo, Inc. (c)	229,631
4,755	QUALCOMM, Inc.	878,676
1,860	Rambus, Inc. (c)	246,896
12,891	Rivian Automotive, Inc., Class A (c)	223,659
933	Silicon Laboratories, Inc. (c)	203,916
Shares	Description	Value

	United States (Continued)
482	SiTime Corp. (c)	$359,360
3,473	Skyworks Solutions, Inc.	235,469
66,368	Solid Power, Inc. (c)	171,893
2,655	Synaptics, Inc. (c)	329,831
5,116	Tesla, Inc. (c)	2,151,790
4,051	Texas Instruments, Inc.	1,207,482
		35,259,982
	Total Common Stocks	53,143,337
	(Cost $31,447,245)
MONEY MARKET FUNDS — 0.2%
105,624	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (g)	105,624
	(Cost $105,624)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$1,021,438	Daiwa Capital Markets America, Inc., 3.64% (g), dated 06/30/26, due 07/01/26, with a maturity value of $1,021,541. Collateralized by U.S. Treasury Securities, interest rates of 2.13% to 4.13%, due 06/30/27 to 01/15/35. The value of the collateral including accrued interest is $1,041,867. (h)	1,021,438
	(Cost $1,021,438)

	Total Investments — 101.9%	54,270,399
	(Cost $32,574,307)
	Net Other Assets and Liabilities — (1.9)%	(1,017,651)
	Net Assets — 100.0%	$53,252,748

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust S-Network Future Vehicles & Technology ETF (CARZ)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $1,049,722 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,021,438. On
June 30, 2026, the last business day of the period, there was sufficient collateral based on the end of day market value
from the prior business day; however, as a result of market
movement from June 29 to June 30, the value of the related
securities loaned was above the collateral value received.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	67.8%
Consumer Discretionary	16.4
Industrials	5.6
Materials	4.1
Communication Services	4.0
Repurchase Agreements	1.9
Money Market Funds	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	78.0%
KRW	7.5
EUR	4.0
JPY	4.0
HKD	3.6
AUD	1.3
CHF	0.6
IDR	0.5
SEK	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$53,143,337	$53,143,337	$—	$—
Money Market Funds	105,624	105,624	—	—
Repurchase Agreements	1,021,438	—	1,021,438	—
Total Investments	$54,270,399	$53,248,961	$1,021,438	$—

*	See Portfolio of Investments for country breakout.

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Broadline Retail — 3.4%
394,056	Amazon.com, Inc. (a)	$93,919,307
	Communications Equipment — 6.7%
668,756	Arista Networks, Inc. (a)	113,608,269
590,417	Cisco Systems, Inc.	69,350,381
		182,958,650
	Diversified Telecommunication Services — 2.3%
8,086,575	Lumen Technologies, Inc. (a)	62,104,896
	Financial Services — 0.7%
682,842	Toast, Inc., Class A (a)	18,996,664
	Health Care Technology — 0.7%
101,958	Veeva Systems, Inc., Class A (a)	18,094,486
	Interactive Media & Services — 3.7%
280,396	Alphabet, Inc., Class A	100,205,119
	IT Services — 26.2%
475,436	Akamai Technologies, Inc. (a)	56,201,290
294,004	Cloudflare, Inc., Class A (a)	72,113,301
811,395	CoreWeave, Inc., Class A (a)	80,766,258
683,840	DigitalOcean Holdings, Inc. (a)	107,383,395
2,758,848	Fastly, Inc., Class A (a)	50,652,449
358,119	International Business Machines Corp.	100,706,644
264,846	MongoDB, Inc. (a)	88,961,772
449,183	Shopify, Inc., Class A (a)	51,287,715
69,556	Snowflake, Inc. (a)	17,702,002
279,710	Twilio, Inc., Class A (a)	57,712,564
634,110	Wix.com Ltd. (a)	28,769,571
		712,256,961
	Media — 0.5%
824,404	Trade Desk (The), Inc., Class A (a)	14,905,224
	Professional Services — 1.2%
127,259	Paycom Software, Inc.	15,993,911
154,650	Paylocity Holding Corp. (a)	16,165,565
		32,159,476
	Software — 44.8%
205,716	Adobe, Inc. (a)	42,175,894
110,282	Appfolio, Inc., Class A (a)	17,683,719
764,549	Appian Corp., Class A (a)	17,508,172
86,979	AppLovin Corp., Class A (a)	44,814,190
1,926,799	Asana, Inc., Class A (a)	13,487,593
495,511	Atlassian Corp., Class A (a)	38,545,801
549,802	Blackbaud, Inc. (a)	16,285,135
604,575	BlackLine, Inc. (a)	16,970,420
659,281	Box, Inc., Class A (a)	17,497,318
Shares	Description	Value

	Software (Continued)
24,318	CrowdStrike Holdings, Inc., Class A (a)	$18,558,039
71,857	Datadog, Inc., Class A (a)	18,708,689
338,424	Docusign, Inc. (a)	15,032,794
661,241	Dropbox, Inc., Class A (a)	18,164,290
274,718	Elastic N.V. (a)	15,664,420
697,036	Figma, Inc., Class A (a)	12,609,381
1,399,686	Five9, Inc. (a)	29,841,306
1,717,318	Gitlab, Inc., Class A (a)	52,429,719
241,688	HubSpot, Inc. (a)	44,110,477
53,608	Intuit, Inc.	13,991,688
1,122,110	Klaviyo, Inc., Class A (a)	16,943,861
236,869	Microsoft Corp.	88,356,874
3,722,470	Netskope, Inc., Class A (a)	40,723,822
2,048,115	Nutanix, Inc., Class A (a)	104,371,941
745,573	Open Text Corp.	16,514,442
472,346	Oracle Corp.	69,222,306
63,102	Palo Alto Networks, Inc. (a)	21,519,044
375,383	Q2 Holdings, Inc. (a)	18,055,922
162,627	Qualys, Inc. (a)	22,359,586
999,580	RingCentral, Inc., Class A	38,963,628
678,142	Rubrik, Inc., Class A (a)	54,441,240
279,026	Salesforce, Inc.	43,712,213
195,548	SAP SE, ADR	30,135,902
428,748	ServiceNow, Inc. (a)	42,566,102
736,911	ServiceTitan, Inc., Class A (a) (b)	52,106,977
121,583	Workday, Inc., Class A (a)	14,884,191
972,121	Workiva, Inc. (a)	47,157,590
174,962	Zoom Communications, Inc. (a)	15,100,970
127,202	Zscaler, Inc. (a)	17,954,562
		1,219,170,218
	Technology Hardware, Storage & Peripherals — 9.7%
126,677	Dell Technologies, Inc., Class C	54,656,058
1,341,287	Everpure, Inc., Class A (a)	105,680,003
1,238,907	Hewlett Packard Enterprise Co.	55,887,095
305,948	NetApp, Inc.	47,348,512
		263,571,668
	Total Common Stocks	2,718,342,669
	(Cost $2,450,500,564)
MONEY MARKET FUNDS — 0.1%
1,526,509	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (c)	1,526,509
	(Cost $1,526,509)

First Trust Cloud Computing ETF (SKYY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.1%
$3,498,665	Citigroup, Inc., 3.64% (c), dated 06/30/26, due 07/01/26, with a maturity value of $3,499,019. Collateralized by U.S. Treasury Note, interest rate of 4.13%, due 03/31/29. The value of the collateral including accrued interest is $3,568,639. (d)	$3,498,665
	(Cost $3,498,665)

	Total Investments — 100.1%	2,723,367,843
	(Cost $2,455,525,738)
	Net Other Assets and Liabilities — (0.1)%	(3,781,809)
	Net Assets — 100.0%	$2,719,586,034

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $3,428,233 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,498,665.

(c)	Rate shown reflects yield as of June 30, 2026.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,718,342,669	$2,718,342,669	$—	$—
Money Market Funds	1,526,509	1,526,509	—	—
Repurchase Agreements	3,498,665	—	3,498,665	—
Total Investments	$2,723,367,843	$2,719,869,178	$3,498,665	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 1.2%
147,573	Woolworths Group Ltd. (AUD)	$4,089,941
	Austria — 0.9%
15,947	BAWAG Group AG (EUR) (c) (d)	3,194,137
	Belgium — 2.0%
23,497	UCB S.A. (EUR)	7,034,065
	Bermuda — 2.8%
92,394	Viking Holdings Ltd. (e)	9,670,880
	Brazil — 2.7%
2,381,650	Caixa Seguridade Participacoes S.A. (BRL)	9,093,296
	Canada — 5.3%
117,264	ARC Resources Ltd. (CAD)	2,463,929
9,921	Celestica, Inc. (e)	3,619,181
34,392	DPM Metals, Inc. (CAD)	1,116,937
77,912	Keyera Corp. (CAD)	3,129,664
61,194	South Bow Corp.	2,156,477
17,022	TFI International, Inc.	2,443,848
314,227	Whitecap Resources, Inc. (CAD)	3,263,574
		18,193,610
	Cayman Islands — 1.1%
24,423	SharkNinja, Inc. (e)	3,718,890
	Chile — 1.2%
69,367	Latam Airlines Group S.A., ADR	4,042,015
	China — 21.5%
319,356	Contemporary Amperex Technology Co., Ltd., Class H (HKD)	28,585,006
96,808	GigaDevice Semiconductor, Inc., Class H (HKD) (f)	14,664,045
53,909	Knowledge Atlas Technology JSC Ltd., Class H (HKD) (e) (f)	14,462,158
505,076	Shanghai Biren Technology Co., Ltd., Class H (HKD) (e) (f)	3,941,252
79,013	Shanghai Iluvatar CoreX Semiconductor Co., Ltd., Class H (HKD) (e) (f)	7,696,938
79,173	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H (HKD) (e)	4,403,407
		73,752,806
	France — 1.0%
17,358	Ipsen S.A. (EUR)	3,347,841
	Germany — 7.7%
53,454	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (d) (f)	2,657,431
Shares	Description	Value

	Germany (Continued)
14,752	HOCHTIEF AG (EUR)	$8,545,777
80,246	Siemens Energy AG (EUR)	15,201,996
		26,405,204
	Israel — 0.7%
26,523	Enlight Renewable Energy Ltd. (e)	2,361,078
	Italy — 3.1%
138,961	Lottomatica Group S.p.A. (EUR)	3,858,264
169,105	Technoprobe S.p.A. (EUR) (e)	6,743,332
		10,601,596
	Japan — 22.5%
161,800	Advantest Corp. (JPY)	32,181,875
306,400	Asahi Kasei Corp. (JPY)	3,375,026
214,200	Chiba Bank (The) Ltd. (JPY)	3,249,986
170,500	Hachijuni Nagano Bank Ltd. (JPY)	2,504,624
52,700	Kioxia Holdings Corp. (JPY) (e)	29,066,921
447,800	Mitsubishi Chemical Group Corp. (JPY)	3,107,982
54,300	Murata Manufacturing Co., Ltd. (JPY)	3,805,458
		77,291,872
	Netherlands — 1.2%
51,773	Innio N.V. (e)	2,047,622
126,794	Magnum Ice Cream (The) Co. N.V. (e)	2,207,484
		4,255,106
	Norway — 0.7%
273,151	Norsk Hydro ASA (NOK)	2,478,048
	South Africa — 0.7%
36,625	Valterra Platinum Ltd. (GBP)	2,463,075
	South Korea — 2.6%
12,923	APR Corp. (KRW)	3,215,527
14,492	HD Hyundai Heavy Industries Co., Ltd. (KRW)	5,537,510
		8,753,037
	Sweden — 0.9%
77,393	Nordnet AB publ (SEK)	2,940,445
	Switzerland — 5.2%
14,677	Accelleron Industries AG (CHF)	1,507,662
28,738	Galderma Group AG (CHF)	6,540,740
106,306	Sandoz Group AG (CHF)	9,620,167
		17,668,569
	Taiwan — 5.0%
1,369,786	Far EasTone Telecommunications Co., Ltd. (TWD)	4,514,857
357,500	Yageo Corp. (TWD)	12,793,307
		17,308,164

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	United Arab Emirates — 0.5%
4,822,995	Talabat Holding PLC (AED)	$1,615,194
	United Kingdom — 9.3%
47,924	ARM Holdings PLC, ADR (e)	16,992,413
41,301	Noble Corp. PLC	1,540,527
140,379	Rio Tinto PLC, ADR	13,326,178
		31,859,118
	Total Common Stocks	342,137,987
	(Cost $252,212,353)
MONEY MARKET FUNDS — 0.1%
299,814	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (g)	299,814
	(Cost $299,814)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.8%
$30,170,975	RBC Dominion Securities, Inc., 3.64% (g), dated 06/30/26, due 07/01/26, with a maturity value of $30,174,026. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/06/26 to 11/15/55. The value of the collateral including accrued interest is $30,774,395. (h)	30,170,975
	(Cost $30,170,975)

	Total Investments — 108.7%	372,608,776
	(Cost $282,683,142)
	Net Other Assets and Liabilities — (8.7)%	(29,777,068)
	Net Assets — 100.0%	$342,831,708

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $28,746,435 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $30,170,975.

(g)	Rate shown reflects yield as of June 30, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	39.2%
Industrials	18.2
Health Care	8.3
Repurchase Agreements	8.1
Materials	6.9
Consumer Discretionary	5.8
Financials	5.6
Energy	3.4
Consumer Staples	2.6
All Other	1.9
Total	100.0%

First Trust International Equity Opportunities ETF (FPXI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	25.4%
JPY	20.7
HKD	19.8
EUR	13.6
CHF	4.7
TWD	4.6
CAD	2.7
BRL	2.4
KRW	2.4
AUD	1.1
SEK	0.8
NOK	0.7
GBP	0.7
AED	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$342,137,987	$342,137,987	$—	$—
Money Market Funds	299,814	299,814	—	—
Repurchase Agreements	30,170,975	—	30,170,975	—
Total Investments	$372,608,776	$342,437,801	$30,170,975	$—

*	See Portfolio of Investments for country breakout.

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Canada — 2.3%
16,928,629	BlackBerry Ltd. (c)	$214,147,157
4,766,394	Open Text Corp. (CAD)	105,494,171
		319,641,328
	France — 2.0%
536,257	Atos Group (EUR) (c) (d)	20,612,072
982,645	Thales S.A. (EUR)	252,397,847
		273,009,919
	India — 1.6%
21,710,302	Infosys Ltd., ADR (d)	227,741,068
	Ireland — 1.3%
1,468,095	Accenture PLC, Class A	182,689,742
	Israel — 4.5%
2,256,284	Check Point Software Technologies Ltd. (c)	296,543,406
3,323,649	JFrog Ltd. (c)	302,053,221
729,347	Radware Ltd. (c)	22,507,649
		621,104,276
	Japan — 1.0%
3,663,373	Trend Micro, Inc. (JPY)	134,778,420
	Netherlands — 1.0%
2,360,133	Elastic N.V. (c)	134,574,784
	United States — 85.9%
1,746,933	A10 Networks, Inc.	65,265,417
3,318,893	Akamai Technologies, Inc. (c)	392,326,341
722,095	Alphabet, Inc., Class A	258,055,090
1,722,164	Arista Networks, Inc. (c)	292,561,220
2,559,589	Booz Allen Hamilton Holding Corp.	155,290,265
2,458,866	Broadcom, Inc.	928,836,631
9,122,588	Cisco Systems, Inc.	1,071,539,186
2,271,413	Cloudflare, Inc., Class A (c)	557,132,181
941,327	Commvault Systems, Inc. (c)	133,414,276
1,502,790	CrowdStrike Holdings, Inc., Class A (c)	1,146,839,161
1,110,324	Datadog, Inc., Class A (c)	289,083,957
6,448,343	Dynatrace, Inc. (c)	283,146,741
1,132,779	F5, Inc. (c)	471,190,753
3,661,653	Fastly, Inc., Class A (c)	67,227,949
7,962,177	Fortinet, Inc. (c)	1,223,149,631
11,862,825	Gen Digital, Inc.	295,265,714
922,230	International Business Machines Corp.	259,340,298
2,148,948	Leidos Holdings, Inc.	221,277,176
609,972	Microsoft Corp.	227,531,755
1,575,746	NetApp, Inc.	243,862,451
1,610,827	NetScout Systems, Inc. (c)	70,151,516
3,563,759	Okta, Inc. (c)	486,274,915
3,899,839	Palo Alto Networks, Inc. (c)	1,329,923,096
813,796	Qualys, Inc. (c)	111,888,812
Shares	Description	Value

	United States (Continued)
4,592,923	Rubrik, Inc., Class A (c)	$368,719,858
1,038,002	Science Applications International Corp.	114,605,801
8,559,778	SentinelOne, Inc., Class A (c)	145,259,433
2,611,897	Tenable Holdings, Inc. (c)	96,326,761
2,819,002	Varonis Systems, Inc. (c)	118,285,324
766,091	Ziff Davis, Inc. (c)	40,120,186
2,979,924	Zscaler, Inc. (c)	420,616,273
		11,884,508,168
	Total Common Stocks	13,778,047,705
	(Cost $9,515,831,715)
MONEY MARKET FUNDS — 0.4%
54,043,981	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (e)	54,043,981
	(Cost $54,043,981)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.6%
$219,503,800	JPMorgan Chase & Co., 3.64% (e), dated 06/30/26, due 07/01/26, with a maturity value of $219,525,994. Collateralized by U.S. Treasury Securities, interest rates of 2.38% to 4.25%, due 11/15/40 to 02/15/53. The value of the collateral including accrued interest is $223,893,878. (f)	219,503,800
	(Cost $219,503,800)

	Total Investments — 101.6%	14,051,595,486
	(Cost $9,789,379,496)
	Net Other Assets and Liabilities — (1.6)%	(223,960,006)
	Net Assets — 100.0%	$13,827,635,480

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Nasdaq Cybersecurity ETF (CIBR)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $209,309,020 and
the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $219,503,800.

(e)	Rate shown reflects yield as of June 30, 2026.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
JPY	– Japanese Yen

Sector Allocation	% of Total Investments
Information Technology	90.6%
Industrials	5.3
Communication Services	2.1
Repurchase Agreements	1.6
Money Market Funds	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$13,778,047,705	$13,778,047,705	$—	$—
Money Market Funds	54,043,981	54,043,981	—	—
Repurchase Agreements	219,503,800	—	219,503,800	—
Total Investments	$14,051,595,486	$13,832,091,686	$219,503,800	$—

*	See Portfolio of Investments for country breakout.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Austria — 2.7%
581	ANDRITZ AG (EUR)	$50,187
452	BAWAG Group AG (EUR) (c) (d)	90,534
		140,721
	Belgium — 2.4%
1,854	CMB Tech N.V.	25,938
326	UCB S.A. (EUR)	97,591
		123,529
	Bermuda — 5.0%
263	Himalaya Shipping Ltd. (NOK)	3,486
2,102	SiriusPoint Ltd. (e)	50,448
1,995	Viking Holdings Ltd. (e)	208,817
		262,751
	Cayman Islands — 1.1%
1,624	Amer Sports, Inc. (e)	54,956
	Cyprus — 0.9%
1,795	HeadHunter Group PLC, ADR (e) (f) (g) (h)	0
1,318	Theon International PLC (EUR) (i)	44,937
		44,937
	Denmark — 0.6%
87	Ascendis Pharma A/S (e)	23,205
337	BioMar Group A/S (DKK) (e)	5,409
		28,614
	Finland — 2.2%
8,343	Nokia Oyj, ADR	110,795
284	Puuilo Oyj (EUR)	5,828
		116,623
	France — 4.5%
3,140	Bollore SE (EUR) (i)	14,552
3,288	Canal+ S.A. (GBP)	10,659
1,565	Exosens SAS (EUR)	102,104
234	Ipsen S.A. (EUR)	45,131
11,087	Louis Hachette Group (EUR)	22,131
738	Nanobiotix S.A. (EUR) (e)	27,068
847	OVH Groupe S.A. (EUR) (e)	13,917
		235,562
	Germany — 13.6%
1,018	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (d) (i)	50,609
224	DWS Group GmbH & Co. KGaA (EUR) (c) (d)	16,802
3,690	E.ON SE (EUR)	75,997
261	HOCHTIEF AG (EUR)	151,196
1,459	Infineon Technologies AG (EUR)	136,148
391	IONOS Group SE (EUR) (e)	12,170
Shares	Description	Value

	Germany (Continued)
101	Pfisterer Holding SE (EUR)	$10,894
279	RENK Group AG (EUR)	13,445
1,056	Schaeffler AG (EUR)	10,232
1,155	Siemens Energy AG (EUR)	218,806
177	Tkms AG& Co. KGaA (EUR) (e)	15,087
		711,386
	Greece — 1.0%
4,576	Optima bank S.A. (EUR)	52,285
	Guernsey — 0.4%
1,703	Super Group SGHC Ltd.	23,076
	Ireland — 0.9%
575	GH Research PLC (e)	15,456
181	nVent Electric PLC	30,699
		46,155
	Italy — 12.9%
653	Banca Generali S.p.A. (EUR)	48,647
8,467	Banco BPM S.p.A. (EUR)	146,180
5,906	Lottomatica Group S.p.A. (EUR)	163,981
675	Prysmian S.p.A. (EUR)	112,641
5,111	Technoprobe S.p.A. (EUR) (e)	203,809
		675,258
	Jersey — 0.3%
308	Birkenstock Holding PLC (e) (i)	13,253
	Luxembourg — 0.7%
409	APERAM S.A. (EUR)	19,889
444	Nexa Resources S.A.	5,434
1,681	Zabka Group S.A. (PLN) (e)	12,155
		37,478
	Netherlands — 2.8%
900	Ermenegildo Zegna N.V. (i)	11,718
1,048	Innio N.V. (e)	41,448
3,421	Magnum Ice Cream (The) Co. N.V. (EUR) (e)	59,555
968	Pepco Group N.V. (PLN) (d)	9,349
428	Pharvaris N.V. (e)	14,800
299	Technip Energies N.V. (EUR)	11,315
		148,185
	Norway — 4.4%
2,750	Aker Solutions ASA (NOK)	12,363
2,752	DOF Group ASA (NOK)	31,611
1,279	Hoegh Autoliners ASA (NOK)	18,723
8,292	Norsk Hydro ASA (NOK)	75,226
3,348	SATS ASA (NOK)	14,206
842	Sentia A/S (NOK)	6,550
1,529	Telenor ASA (NOK)	21,903
11,160	Var Energi ASA (NOK)	46,439
		227,021

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Poland — 0.1%
113	Diagnostyka S.A., Series D/E/F (PLN)	$5,218
	Portugal — 0.2%
2,384	Navigator (The) Co. S.A. (EUR) (i)	8,788
	South Africa — 1.5%
1,186	Valterra Platinum Ltd. (GBP)	79,760
	Sweden — 8.4%
1,529	Acast AB (SEK) (e)	6,300
1,402	Alleima AB (SEK)	12,825
898	Ambea AB (SEK) (c) (d)	13,845
1,323	Asmodee Group AB, Class B (SEK) (e)	19,361
198	BioArctic AB (SEK) (c) (d)	6,722
655	Granges AB (SEK)	11,592
1,616	Hacksaw AB (SEK)	13,000
4,850	Intea Fastigheter AB (SEK)	36,864
527	Mildef Group AB (SEK)	10,036
838	NOBA Bank Group AB (SEK)	6,741
4,873	Nordnet AB publ (SEK)	185,143
962	Scandic Hotels Group AB (SEK) (c) (d)	8,954
334	Silex Microsystems AB (SEK) (e)	6,927
1,198	Swedish Orphan Biovitrum AB (SEK) (e)	57,081
3,768	Telefonaktiebolaget LM Ericsson, ADR (i)	42,013
		437,404
	Switzerland — 13.2%
1,373	Accelleron Industries AG (CHF)	141,038
475	Avolta AG (CHF)	31,745
997	Galderma Group AG (CHF)	226,916
185	PolyPeptide Group AG (CHF) (c) (d) (e)	10,773
203	Roche Holding AG (CHF)	83,612
2,090	Sandoz Group AG (CHF)	189,135
136	Sunrise Communications AG, Class A (CHF)	6,766
		689,985
	United Kingdom — 19.9%
5,143	Aberdeen Group PLC (GBP)	16,250
1,326	AJ Bell PLC (GBP)	10,756
2,794	Applied Nutrition PLC (GBP) (e)	11,526
1,355	ARM Holdings PLC, ADR (e)	480,442
1,902	BP PLC, ADR	70,279
1,584	GSK PLC, ADR	83,033
1,848	Ithaca Energy PLC (GBP)	5,319
789	Klarna Group PLC (e) (i)	15,969
Shares	Description	Value

	United Kingdom (Continued)
13,467	M&G PLC (GBP)	$60,057
402	Marex Group PLC	24,502
357	Noble Corp. PLC	13,316
3,861	Quilter PLC (GBP) (c) (d)	9,848
2,165	Raspberry PI Holdings PLC (GBP) (e)	23,635
1,818	Rio Tinto PLC (GBP)	171,746
867	Verisure PLC (EUR) (e)	9,669
25,735	Vodafone Group PLC (GBP)	34,000
		1,040,347
	Virgin Islands — 0.1%
492	Critical Metals Corp. (e) (i)	5,043
	Total Common Stocks	5,208,335
	(Cost $3,878,159)
MONEY MARKET FUNDS — 0.0%
763	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (j)	763
	(Cost $763)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.6%
$188,455	Daiwa Capital Markets America, Inc., 3.64% (j), dated 06/30/26, due 07/01/26, with a maturity value of $188,474. Collateralized by U.S. Treasury Securities, interest rates of 2.13% to 4.13%, due 06/30/27 to 01/15/35. The value of the collateral including accrued interest is $192,224. (k)	188,455
	(Cost $188,455)

	Total Investments — 103.4%	5,397,553
	(Cost $4,067,377)
	Net Other Assets and Liabilities — (3.4)%	(179,942)
	Net Assets — 100.0%	$5,217,611

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.

First Trust IPOX® Europe Equity Opportunities ETF (FPXE)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $181,293 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $188,455.

(j)	Rate shown reflects yield as of June 30, 2026.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
PLN	– Polish Zloty
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	19.1%
Industrials	18.2
Health Care	16.7
Financials	13.6
Consumer Discretionary	11.6
Materials	7.2
Energy	4.3
Repurchase Agreements	3.5
Communication Services	2.1
All Other	3.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	38.2%
USD	28.8
CHF	12.8
GBP	8.0
SEK	7.3
NOK	4.3
PLN	0.5
DKK	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cyprus	$44,937	$44,937	$—	$— **
Other Country Categories*	5,163,398	5,163,398	—	—
Money Market Funds	763	763	—	—
Repurchase Agreements	188,455	—	188,455	—
Total Investments	$5,397,553	$5,209,098	$188,455	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Australia — 4.1%
15,843	CAR Group Ltd. (AUD)	$282,558
14,192	IREN Ltd. (c)	649,000
2,093	REA Group Ltd. (AUD)	201,698
8,852	WiseTech Global Ltd. (AUD)	202,246
		1,335,502
	Canada — 12.6%
3,597	Descartes Systems Group (The), Inc. (CAD) (c)	249,133
6,286	Quebecor, Inc., Class B (CAD)	300,017
31,330	Shopify, Inc., Class A (CAD) (c)	3,584,422
		4,133,572
	Cayman Islands — 48.8%
238,357	Alibaba Group Holding Ltd. (HKD)	2,821,863
91,840	Baidu, Inc., Class A (HKD) (c)	1,283,419
2,559	Futu Holdings Ltd., ADR	239,881
42,968	JD Health International, Inc. (HKD) (c) (d) (e)	179,918
108,456	JD.com, Inc., Class A (HKD)	1,372,493
119,604	Kuaishou Technology (HKD) (d) (e)	634,403
154,284	Meituan, Class B (HKD) (c) (d) (e)	1,347,527
62,698	NetEase, Inc. (HKD)	1,618,044
20,103	PDD Holdings, Inc., ADR (c)	1,533,457
16,116	Sea Ltd., ADR (c)	1,544,396
58,298	Tencent Holdings Ltd. (HKD)	3,194,818
21,384	Tencent Music Entertainment Group, ADR	178,557
8,747	Vipshop Holdings Ltd., ADR	115,985
		16,064,761
	China — 1.2%
12,534	Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H (HKD) (d) (e)	408,166
	Germany — 2.7%
9,271	Delivery Hero SE (EUR) (c) (d) (e)	381,348
3,075	Scout24 SE (EUR) (d) (e)	254,201
9,168	Zalando SE (EUR) (c) (d) (e)	265,759
		901,308
	Isle Of Man — 0.6%
26,759	Entain PLC (GBP)	198,415
	Japan — 2.4%
103,576	LY Corp. (JPY)	276,338
16,382	Nexon Co., Ltd. (JPY)	216,166
63,673	Rakuten Group, Inc. (JPY) (c)	295,035
		787,539
Shares	Description	Value

	Jersey — 1.1%
29,149	Wise Group PLC, Class A (GBP) (c)	$349,607
	Luxembourg — 6.9%
44,190	Allegro.eu S.A. (PLN) (c) (d) (e)	444,214
4,013	Spotify Technology S.A. (c)	1,842,489
		2,286,703
	Netherlands — 8.3%
1,318	Adyen N.V. (EUR) (c) (d) (e)	1,235,474
34,216	Prosus N.V. (EUR)	1,485,222
		2,720,696
	New Zealand — 1.1%
7,134	Xero Ltd. (AUD) (c)	356,710
	South Africa — 4.4%
29,004	Naspers Ltd., Class N (ZAR)	1,453,069
	South Korea — 3.7%
12,784	Kakao Corp. (KRW)	285,088
1,196	Krafton, Inc. (KRW)	182,183
5,905	NAVER Corp. (KRW)	758,468
		1,225,739
	Taiwan — 0.8%
10,838	International Games System Co., Ltd. (TWD)	268,428
	United Kingdom — 1.0%
13,857	IG Group Holdings PLC (GBP)	334,160
	Total Common Stocks	32,824,375
	(Cost $47,894,403)
MONEY MARKET FUNDS — 0.2%
56,901	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (f)	56,901
	(Cost $56,901)

	Total Investments — 99.9%	32,881,276
	(Cost $47,951,304)
	Net Other Assets and Liabilities — 0.1%	32,078
	Net Assets — 100.0%	$32,913,354

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust Dow Jones International Internet ETF (FDNI)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Consumer Discretionary	40.3%
Communication Services	35.8
Information Technology	16.6
Financials	6.6
Consumer Staples	0.5
Money Market Funds	0.2
Total	100.0%

Currency Exposure Diversification	% of Total Investments
HKD	39.1%
USD	18.7
CAD	12.6
EUR	11.0
ZAR	4.4
KRW	3.7
AUD	3.2
GBP	2.7
JPY	2.4
PLN	1.4
TWD	0.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$32,824,375	$32,824,375	$—	$—
Money Market Funds	56,901	56,901	—	—
Total Investments	$32,881,276	$32,881,276	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Bermuda — 1.2%
1,123	Credicorp Ltd.	$437,498
	Brazil — 10.9%
49,698	Ambev S.A. (BRL)	156,825
22,916	Axia Energia S.A. (BRL)	241,399
58,942	B3 S.A. - Brasil Bolsa Balcao (BRL)	165,900
75,651	Banco Bradesco S.A. (Preference Shares) (BRL)	265,247
20,370	Banco BTG Pactual S.A. (BRL)	213,435
50,240	Banco do Brasil S.A. (BRL)	193,766
43,918	Banco Santander Brasil S.A. (BRL)	228,000
27,461	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	157,671
67,505	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	551,568
72,662	Itausa S.A. (Preference Shares) (BRL)	188,330
99,746	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	730,372
42,043	Vale S.A. (BRL)	634,273
23,219	WEG S.A. (BRL)	210,992
		3,937,778
	Chile — 1.2%
70,324	Falabella S.A. (CLP)	439,046
	Colombia — 0.9%
16,269	Grupo Cibest S.A. (Preference Shares) (COP)	321,742
	Greece — 1.1%
22,814	National Bank of Greece S.A. (EUR)	393,223
	Hungary — 2.2%
5,303	OTP Bank Nyrt (HUF)	782,630
	India — 12.7%
14,910	Axis Bank Ltd. (INR)	211,965
14,498	Bajaj Finance Ltd. (INR)	153,888
19,496	Bharat Electronics Ltd. (INR)	84,815
14,753	Bharti Airtel Ltd. (INR)	288,643
42,201	Eternal Ltd. (INR) (c)	117,965
78,961	HDFC Bank Ltd. (INR)	665,622
7,415	Hindalco Industries Ltd. (INR)	74,934
4,211	Hindustan Unilever Ltd. (INR)	94,231
37,568	ICICI Bank Ltd. (INR)	545,787
17,627	Infosys Ltd. (INR)	186,291
40,662	ITC Ltd. (INR)	123,263
38,336	Kotak Mahindra Bank Ltd. (INR)	158,858
5,486	Larsen & Toubro Ltd. (INR)	240,133
Shares	Description	Value

	India (Continued)
4,986	Mahindra & Mahindra Ltd. (INR)	$161,644
669	Maruti Suzuki India Ltd. (INR)	99,758
22,010	NTPC Ltd. (INR)	82,928
22,869	Power Grid Corp. of India Ltd. (INR)	69,168
34,159	Reliance Industries Ltd. (INR)	466,923
7,562	Shriram Finance Ltd. (INR)	83,254
18,884	State Bank of India (INR)	204,862
5,562	Sun Pharmaceutical Industries Ltd. (INR)	109,438
4,740	Tata Consultancy Services Ltd. (INR)	101,727
42,655	Tata Steel Ltd. (INR)	84,743
2,012	Titan Co., Ltd. (INR)	93,608
645	UltraTech Cement Ltd. (INR)	76,677
		4,581,125
	Mexico — 9.9%
490,514	America Movil S.A.B. de C.V., Series B (MXN)	635,319
281,260	Cemex S.A.B. de C.V., Series CPO (MXN)	337,753
37,441	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	477,339
52,267	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	551,647
116,918	Grupo Mexico S.A.B. de C.V., Series B (MXN)	1,325,394
92,536	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	271,827
		3,599,279
	Poland — 4.1%
5,514	Bank Polska Kasa Opieki S.A. (PLN)	335,372
15,281	ORLEN S.A. (PLN)	514,269
22,527	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	617,639
		1,467,280
	South Africa — 9.7%
1,549	Capitec Bank Holdings Ltd. (ZAR)	449,203
88,049	FirstRand Ltd. (ZAR)	522,811
15,220	Gold Fields Ltd. (ZAR)	511,933
15,473	Impala Platinum Holdings Ltd. (ZAR)	162,476
29,484	MTN Group Ltd. (ZAR)	410,148
13,803	Naspers Ltd., Class N (ZAR)	691,515

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
22,509	Standard Bank Group Ltd. (ZAR)	$443,955
4,559	Valterra Platinum Ltd. (ZAR)	307,941
		3,499,982
	South Korea — 25.0%
519	Celltrion, Inc. (KRW)	58,054
1,475	Doosan Enerbility Co., Ltd. (KRW) (c)	82,637
903	Hana Financial Group, Inc. (KRW)	66,794
116	Hanwha Aerospace Co., Ltd. (KRW)	74,498
187	Hyundai Mobis Co., Ltd. (KRW)	60,350
556	Hyundai Motor Co. (KRW)	177,641
1,203	KB Financial Group, Inc. (KRW)	123,460
767	Kia Corp. (KRW)	68,319
480	NAVER Corp. (KRW)	61,654
240	POSCO Holdings, Inc. (KRW)	49,106
176	Samsung Electro-Mechanics Co., Ltd. (KRW)	248,102
20,317	Samsung Electronics Co., Ltd. (KRW)	4,379,964
204	Samsung SDI Co., Ltd. (KRW) (c)	64,124
1,546	Shinhan Financial Group Co., Ltd. (KRW)	95,596
1,823	SK hynix, Inc. (KRW)	3,118,150
255	SK Square Co., Ltd. (KRW)	279,310
2,345	Woori Financial Group, Inc. (KRW)	43,894
		9,051,653
	Taiwan — 18.0%
1,100	Accton Technology Corp. (TWD)	86,152
7,702	ASE Technology Holding Co., Ltd. (TWD)	164,405
648	Asia Vital Components Co., Ltd. (TWD)	51,362
20,094	Cathay Financial Holding Co., Ltd. (TWD)	62,004
813	Chroma ATE, Inc. (TWD)	55,125
9,672	Chunghwa Telecom Co., Ltd. (TWD)	42,961
40,003	CTBC Financial Holding Co., Ltd. (TWD)	89,156
4,195	Delta Electronics, Inc. (TWD)	256,784
32,401	E.Sun Financial Holding Co., Ltd. (TWD)	35,039
698	Elite Material Co., Ltd. (TWD)	118,099
Shares	Description	Value

	Taiwan (Continued)
17,811	Fubon Financial Holding Co., Ltd. (TWD)	$72,404
27,283	Hon Hai Precision Industry Co., Ltd. (TWD)	214,965
3,260	MediaTek, Inc. (TWD)	434,407
25,858	Mega Financial Holding Co., Ltd. (TWD)	37,420
6,171	Quanta Computer, Inc. (TWD)	71,286
55,731	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	4,216,148
54,541	TS Financial Holding Co., Ltd. (TWD)	56,927
3,015	Unimicron Technology Corp. (TWD)	101,268
27,349	United Microelectronics Corp. (TWD)	141,224
3,906	Yageo Corp. (TWD)	139,778
28,881	Yuanta Financial Holding Co., Ltd. (TWD)	59,563
		6,506,477
	United Kingdom — 1.9%
8,481	Anglogold Ashanti PLC (ZAR)	687,505
	United States — 0.9%
1,941	Southern Copper Corp.	338,239
	Total Common Stocks	36,043,457
	(Cost $26,622,886)
MONEY MARKET FUNDS — 2.4%
845,532	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (d)	845,532
	(Cost $845,532)

	Total Investments — 102.1%	36,888,989
	(Cost $27,468,418)
	Net Other Assets and Liabilities — (2.1)%	(747,426)
	Net Assets — 100.0%	$36,141,563

(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2026.

First Trust Bloomberg Emerging Market Democracies ETF (EMDM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
EUR	– Euro
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Information Technology	38.4%
Financials	25.6
Materials	12.4
Consumer Discretionary	5.2
Energy	4.6
Communication Services	3.9
Consumer Staples	3.0
Industrials	2.6
Money Market Funds	2.3
All Other	2.0
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	24.5%
TWD	17.6
INR	12.4
ZAR	11.3
BRL	10.7
MXN	9.8
USD	4.4
PLN	4.0
HUF	2.1
CLP	1.2
EUR	1.1
COP	0.9
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$36,043,457	$36,043,457	$—	$—
Money Market Funds	845,532	845,532	—	—
Total Investments	$36,888,989	$36,888,989	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.7%
	Brazil — 12.8%
392,676	B3 S.A. - Brasil Bolsa Balcao (BRL)	$1,105,240
302,012	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	1,734,040
307,413	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	647,304
465,168	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	3,800,784
484,081	Itausa S.A. (Preference Shares) (BRL)	1,254,674
831,129	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	6,085,791
255,318	WEG S.A. (BRL)	2,320,084
		16,947,917
	Cayman Islands — 0.2%
1,619	Alchip Technologies Ltd. (TWD)	212,435
	Chile — 1.3%
3,955,181	Banco de Chile (CLP)	774,336
7,889	Banco de Credito e Inversiones S.A. (CLP)	518,272
4,829,152	Banco Santander Chile (CLP)	395,461
		1,688,069
	Colombia — 0.8%
57,465	Grupo Cibest S.A. (Preference Shares) (COP)	1,136,449
	Greece — 2.6%
123,760	Alpha Bank S.A. (EUR)	558,702
189,925	Eurobank S.A. (EUR)	903,836
65,412	National Bank of Greece S.A. (EUR)	1,127,445
82,813	Piraeus Bank S.A. (EUR)	859,923
		3,449,906
	Mexico — 4.3%
68,369	Coca-Cola Femsa S.A.B. de C.V. (MXN)	722,845
20,794	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	635,336
219,636	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	2,318,125
680,882	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	2,000,109
		5,676,415
	Peru — 0.6%
29,809	Cia de Minas Buenaventura S.A.A., ADR	873,106
Shares	Description	Value

	Philippines — 1.8%
204,918	BDO Unibank, Inc. (PHP)	$395,678
140,430	International Container Terminal Services, Inc. (PHP)	2,036,544
		2,432,222
	Poland — 4.5%
16,394	Bank Polska Kasa Opieki S.A. (PLN)	997,115
4,068	Erste Bank Polska S.A. (PLN)	697,069
18,649	KGHM Polska Miedz S.A. (PLN)	1,642,161
66,956	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	1,835,781
44,370	Powszechny Zaklad Ubezpieczen S.A. (PLN)	773,980
		5,946,106
	South Africa — 13.5%
63,327	Absa Group Ltd. (ZAR)	881,165
44,693	Bid Corp., Ltd. (ZAR)	1,218,553
6,931	Capitec Bank Holdings Ltd. (ZAR)	2,009,960
393,737	FirstRand Ltd. (ZAR)	2,337,904
87,131	Gold Fields Ltd. (ZAR)	2,930,698
121,162	Impala Platinum Holdings Ltd. (ZAR)	1,272,275
35,938	Nedbank Group Ltd. (ZAR)	592,275
53,195	Northam Platinum Holdings Ltd. (ZAR)	766,131
139,565	Sanlam Ltd. (ZAR)	751,759
100,654	Standard Bank Group Ltd. (ZAR)	1,985,243
35,715	Valterra Platinum Ltd. (ZAR)	2,412,398
80,159	Vodacom Group Ltd. (ZAR)	742,719
		17,901,080
	South Korea — 34.6%
401	Alteogen, Inc. (KRW)	93,436
1,843	Celltrion, Inc. (KRW)	206,152
3,208	Hana Financial Group, Inc. (KRW)	237,292
534	Hanmi Semiconductor Co., Ltd. (KRW)	88,408
268	HD Hyundai Electric Co., Ltd. (KRW)	168,138
341	HD Hyundai Heavy Industries Co., Ltd. (KRW)	130,299
548	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW)	123,798
58	Hyosung Heavy Industries Corp. (KRW)	128,706
666	Hyundai Mobis Co., Ltd. (KRW)	214,936
845	Hyundai Rotem Co., Ltd. (KRW)	94,355

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
3,664	Kakao Corp. (KRW)	$81,709
4,263	KB Financial Group, Inc. (KRW)	437,499
2,724	Kia Corp. (KRW)	242,633
830	Korea Aerospace Industries Ltd. (KRW)	78,430
404	Krafton, Inc. (KRW)	61,540
833	LS Electric Co., Ltd. (KRW)	127,964
1,711	NAVER Corp. (KRW)	219,769
115	Samsung Biologics Co., Ltd. (KRW) (c) (d) (e)	103,250
635	Samsung Electro-Mechanics Co., Ltd. (KRW)	895,140
70,675	Samsung Electronics Co., Ltd. (KRW)	15,236,203
402	Samsung Fire & Marine Insurance Co., Ltd. (KRW)	160,354
912	Samsung Life Insurance Co., Ltd. (KRW)	236,050
5,489	Shinhan Financial Group Co., Ltd. (KRW)	339,409
14,643	SK hynix, Inc. (KRW)	25,046,118
903	SK Square Co., Ltd. (KRW)	989,086
8,324	Woori Financial Group, Inc. (KRW)	155,810
		45,896,484
	Taiwan — 22.7%
10,277	Accton Technology Corp. (TWD)	804,894
6,075	Asia Vital Components Co., Ltd. (TWD)	481,515
574	ASPEED Technology, Inc. (TWD)	297,212
14,045	Asustek Computer, Inc. (TWD)	308,618
172,137	Chang Hwa Commercial Bank Ltd. (TWD)	129,684
7,595	Chroma ATE, Inc. (TWD)	514,972
374,395	CTBC Financial Holding Co., Ltd. (TWD)	834,431
39,240	Delta Electronics, Inc. (TWD)	2,401,959
303,240	E.Sun Financial Holding Co., Ltd. (TWD)	327,927
6,534	Elite Material Co., Ltd. (TWD)	1,105,528
245,088	First Financial Holding Co., Ltd. (TWD)	251,962
166,675	Fubon Financial Holding Co., Ltd. (TWD)	677,551
1,652	Global Unichip Corp. (TWD)	251,250
6,378	Gold Circuit Electronics Ltd. (TWD)	240,252
Shares	Description	Value

	Taiwan (Continued)
215,666	Hua Nan Financial Holdings Co., Ltd. (TWD)	$257,257
1,669	Jentech Precision Industrial Co., Ltd. (TWD)	179,702
347,450	KGI Financial Holding Co., Ltd. (TWD)	313,023
1,341	King Slide Works Co., Ltd. (TWD)	309,819
23,397	King Yuan Electronics Co., Ltd. (TWD)	247,877
1,717	Largan Precision Co., Ltd. (TWD)	231,222
45,104	Lite-On Technology Corp. (TWD)	314,319
30,498	MediaTek, Inc. (TWD)	4,063,975
242,005	Mega Financial Holding Co., Ltd. (TWD)	350,209
12,149	Novatek Microelectronics Corp. (TWD)	204,031
6,460	PharmaEssentia Corp. (TWD)	271,731
3,569	Phison Electronics Corp. (TWD)	267,200
57,757	Quanta Computer, Inc. (TWD)	667,198
9,793	Realtek Semiconductor Corp. (TWD)	247,772
272,416	SinoPac Financial Holdings Co., Ltd. (TWD)	341,199
224,831	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	175,382
141,041	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	10,669,999
510,447	TS Financial Holding Co., Ltd. (TWD)	532,776
255,944	United Microelectronics Corp. (TWD)	1,321,639
270,281	Yuanta Financial Holding Co., Ltd. (TWD)	557,420
		30,151,505
	Total Common Stocks	132,311,694
	(Cost $83,653,786)
MONEY MARKET FUNDS — 0.0%
20,629	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (f)	20,629
	(Cost $20,629)

	Total Investments — 99.7%	132,332,323
	(Cost $83,674,415)
	Net Other Assets and Liabilities — 0.3%	373,449
	Net Assets — 100.0%	$132,705,772

First Trust Emerging Markets Human Flourishing ETF (FTHF)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(a)
Portfolio securities are categorized based upon their country of incorporation, which can be different from the country
categorization of the Fund’s underlying index. For a
breakdown of the portfolio securities by sector, please see the
Sector Allocation table.

(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	Non-income producing security.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
EUR	– Euro
KRW	– South Korean Won
MXN	– Mexican Peso
PHP	– Philippine Peso
PLN	– Polish Zloty
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Information Technology	50.3%
Financials	25.9
Materials	7.5
Industrials	5.2
Energy	4.6
Consumer Staples	3.0
Utilities	1.8
Communication Services	0.8
Health Care	0.5
All Other	0.4
Total	100.0%

Currency Exposure Diversification	% of Total Investments
KRW	34.7%
TWD	22.9
ZAR	13.5
BRL	12.8
PLN	4.5
MXN	4.3
EUR	2.6
PHP	1.8
CLP	1.3
COP	0.9
USD	0.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$132,311,694	$132,311,694	$—	$—
Money Market Funds	20,629	20,629	—	—
Total Investments	$132,332,323	$132,332,323	$—	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund II
Additional Information
June 30, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Disclaimers
First Trust Cloud Computing ETF
First Trust Nasdaq Cybersecurity ETF
Nasdaq®, ISE CTA Cloud ComputingTM Index, and Nasdaq CTA CybersecurityTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
First Trust Global Wind Energy ETF
Nasdaq®, Clean Edge®, Nasdaq Clean Edge Smart Grid InfrastructureTM Index, and ISE Clean Edge Global Wind EnergyTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dow Jones Global Select Dividend Index Fund
First Trust Dow Jones International Internet ETF
Dow Jones Global Select Dividend Index and Dow Jones International Internet Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
First Trust Alerian Disruptive Technology Real Estate ETF
First Trust Alerian U.S. NextGen Infrastructure ETF
Alerian, Alerian Disruptive Technology Real Estate Index, and Alerian U.S. NextGen Infrastructure Index (“the Alerian Indexes”) are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Alerian Indexes to track general market performances. VettaFi’s only relationship to the Funds is the licensing of the service marks and the Alerian Indexes, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Funds. VettaFi is not responsible for and has not participated

First Trust Exchange-Traded Fund II
Additional Information (Continued)
June 30, 2026 (Unaudited)
in the determination of the timing of, prices at, or quantities of the Funds issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Funds.
First Trust Indxx Global Agriculture ETF
First Trust Indxx Global Natural Resources Income ETF
First Trust Indxx NextG ETF
Indxx, Indxx Global Agriculture Index, Indxx Global Natural Resources Income Index, and Indxx 5G & NextG Thematic IndexSM (“Indxx Indexes”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Indxx Indexes are determined, composed and calculated by Indxx without regard to First Trust or the Funds.
First Trust International Equity Opportunities ETF
First Trust IPOX® Europe Equity Opportunities ETF
IPOX®, IPOX® International Index, and IPOX®-100 Europe Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds. IPOX® is an international trademark of IPOX Schuster LLC. Index of Initial Public Offerings (IPOX) and IPOX Derivatives Patent No. US 7,698,197.
First Trust STOXX® European Select Dividend Index Fund
The STOXX® Europe Select Dividend 30 Index (“STOXX Index”) is the intellectual property (including registered trademarks) of STOXX Ltd., Zug, Switzerland (“STOXX”), Deutsche Börse Group or their licensors, which is used under license. The Fund is neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX Index or its data.
First Trust S-Network Future Vehicles & Technology ETF
S-Network and S-Network Electric & Future Vehicle Ecosystem Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Fund is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. VettaFi’s only relationship to the Fund is the licensing of the service marks and the Index, which is determined, composed and calculated by VettaFi without regard to First Trust Advisors L.P. or the Fund. VettaFi is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund issued by First Trust Advisors L.P. VettaFi has no obligation or liability in connection with the issuance, administration, marketing or trading of the Fund.
First Trust Bloomberg Emerging Market Democracies ETF
Bloomberg® and Bloomberg Emerging Market Democracies Index referenced herein (the “Indices” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited, the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Emerging Markets Human Flourishing ETF
Oak City Consulting, LLC (“Licensor”) and the Emerging Markets Human Flourishing Index (“index”) are trademarks of the Licensor and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Emerging Markets Human Flourishing ETF is based on the index and is not sponsored, endorsed, sold or promoted by Licensor, and Licensor makes no representation regarding the advisability of trading in such product.